UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-10385

Pacific Funds

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660

(Address of principal executive offices)

Robin S. Yonis

Vice President and Investment Counsel of

Pacific Life Insurance Company

700 Newport Center Drive

Post Office Box 9000

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Jeffrey S. Puretz, Esq.

Dechert LLP

1775 I Street, N.W.

Washington D.C. 20006-2401

Registrant's telephone number, including area code: (949) 219-6767

Date of fiscal year end: March 31

Date of reporting period: December 31, 2005

TABLE OF CONTENTS

PACIFIC FUNDS

Schedules of Investments and Notes	1

Federal Income Tax Information	40

Item 1.	Schedule of Investments.

PACIFIC FUNDS
PF PORTFOLIO OPTIMIZATION MODEL A
Schedule of Investments
December 31, 2005 (Unaudited)

	Shares	Value

MUTUAL FUNDS - 99.94%

PF AIM Blue Chip Fund ‘A’ *	40,939	$438,869
PF Goldman Sachs Short Duration Bond Fund ‘A’	617,670	6,046,991
PF Lazard Mid-Cap Value Fund ‘A’	44,405	452,929
PF Lazard International Value Fund ‘A’	48,669	685,747
PF MFS International Large-Cap Fund ‘A’	48,761	687,049
PF Oppenheimer Main Street® Core Fund ‘A’	132,508	1,347,603
PF PIMCO Managed Bond Fund ‘A’	539,200	5,440,532
PF PIMCO Inflation Managed Fund ‘A’	318,170	3,258,057
PF Pacific Life Money Market Fund ‘A’	1,956,687	1,956,687
PF Salomon Brothers Large-Cap Value Fund ‘A’	56,020	678,407
PF Van Kampen Comstock Fund ‘A’	70,263	884,609

Total Mutual Funds (Cost $21,604,823)		21,877,480

TOTAL INVESTMENTS - 99.94% (Cost $21,604,823)		21,877,480

OTHER ASSETS & LIABILITIES, NET - 0.06%		13,573

NET ASSETS - 100.00%		$21,891,053

See explanation of symbols and terms, if any, on page 39

PACIFIC FUNDS
PF PORTFOLIO OPTIMIZATION MODEL B
Schedule of Investments
December 31, 2005 (Unaudited)

	Shares	Value

MUTUAL FUNDS - 99.98%

PF AIM Blue Chip Fund ‘A’ *	160,661	$1,722,287
PF Goldman Sachs Short Duration Bond Fund ‘A’	995,174	9,742,750
PF Janus Growth LT Fund ‘A’ *	147,326	1,734,032
PF Lazard Mid-Cap Value Fund ‘A’	170,866	1,742,831
PF Lazard International Value Fund ‘A’	296,365	4,175,779
PF MFS International Large-Cap Fund ‘A’	255,751	3,603,527
PF Oppenheimer Main Street Core Fund ‘A’	395,561	4,022,860
PF PIMCO Managed Bond Fund ‘A’	1,086,845	10,966,264
PF PIMCO Inflation Managed Fund ‘A’	789,424	8,083,702
PF Pacific Life Money Market Fund ‘A’	4,019,252	4,019,252
PF Salomon Brothers Large-Cap Value Fund ‘A’	145,895	1,766,788
PF Van Kampen Comstock Fund ‘A’	367,976	4,632,821
PF Van Kampen Mid-Cap Growth Fund ‘A’ *	162,521	1,743,846

Total Mutual Funds (Cost $56,264,597)		57,956,739

TOTAL INVESTMENTS - 99.98% (Cost $56,264,597)		57,956,739

OTHER ASSETS & LIABILITIES, NET - 0.02%		10,825

NET ASSETS - 100.00%		$57,967,564

See explanation of symbols and terms, if any, on page 39

PACIFIC FUNDS
PF PORTFOLIO OPTIMIZATION MODEL C
Schedule of Investments
December 31, 2005 (Unaudited)

	Shares	Value

MUTUAL FUNDS - 99.80%

PF AIM Blue Chip Fund ‘A’ *	520,458	$5,579,313
PF Goldman Sachs Short Duration Bond Fund ‘A’	1,714,777	16,787,670
PF Janus Growth LT Fund ‘A’ *	797,749	9,389,501
PF Lazard Mid-Cap Value Fund ‘A’	553,347	5,644,139
PF Lazard International Value Fund ‘A’	1,099,098	15,486,288
PF MFS International Large-Cap Fund ‘A’	968,458	13,645,569
PF NB Fasciano Small Equity Fund ‘A’ *	361,383	3,715,014
PF Oppenheimer Main Street Core Fund ‘A’	1,283,710	13,055,327
PF Oppenheimer Emerging Markets Fund ‘A’	735,161	8,020,605
PF PIMCO Managed Bond Fund ‘A’	2,605,899	26,293,518
PF PIMCO Inflation Managed Fund ‘A’	2,202,980	22,558,517
PF Pacific Life Money Market Fund ‘A’	3,734,704	3,734,704
PF Salomon Brothers Large-Cap Value Fund ‘A’	781,003	9,457,948
PF Van Kampen Comstock Fund ‘A’	1,493,600	18,804,425
PF Van Kampen Mid-Cap Growth Fund ‘A’ *	1,050,724	11,274,274
PF Van Kampen Real Estate Fund ‘A’	499,779	5,647,499

Total Mutual Funds (Cost $179,357,739)		189,094,311

TOTAL INVESTMENTS - 99.80% (Cost $179,357,739)		189,094,311

OTHER ASSETS & LIABILITIES, NET - 0.20%		376,745

NET ASSETS - 100.00%		$189,471,056

See explanation of symbols and terms, if any, on page 39

PACIFIC FUNDS
PF PORTFOLIO OPTIMIZATION MODEL D
Schedule of Investments
December 31, 2005 (Unaudited)

	Shares	Value

MUTUAL FUNDS - 99.56%

PF AIM Blue Chip Fund ‘A’ *	666,556	$7,145,476
PF Goldman Sachs Short Duration Bond Fund ‘A’	734,376	7,189,541
PF Janus Growth LT Fund ‘A’ *	1,228,984	14,465,141
PF Lazard Mid-Cap Value Fund ‘A’	886,404	9,041,317
PF Lazard International Value Fund ‘A’	1,322,558	18,634,849
PF MFS International Large-Cap Fund ‘A’	1,198,762	16,890,560
PF NB Fasciano Small Equity Fund ‘A’ *	521,812	5,364,230
PF Oppenheimer Main Street Core Fund ‘A’	1,942,468	19,754,898
PF Oppenheimer Emerging Markets Fund ‘A’	883,932	9,643,701
PF PIMCO Managed Bond Fund ‘A’	1,255,549	12,668,491
PF PIMCO Inflation Managed Fund ‘A’	1,238,316	12,680,358
PF Salomon Brothers Large-Cap Value Fund ‘A’	751,446	9,100,006
PF Van Kampen Comstock Fund ‘A’	1,582,427	19,922,755
PF Van Kampen Mid-Cap Growth Fund ‘A’ *	1,179,325	12,654,160
PF Van Kampen Real Estate Fund ‘A’	640,590	7,238,672

Total Mutual Funds (Cost $170,467,497)		182,394,155

TOTAL INVESTMENTS - 99.56% (Cost $170,467,497)		182,394,155

OTHER ASSETS & LIABILITIES, NET - 0.44%		800,356

NET ASSETS - 100.00%		$183,194,511

See explanation of symbols and terms, if any, on page 39

PACIFIC FUNDS
PF PORTFOLIO OPTIMIZATION MODEL E
Schedule of Investments
December 31, 2005 (Unaudited)

	Shares	Value

MUTUAL FUNDS - 99.87%

PF AIM Blue Chip Fund ‘A’ *	5,519	$59,160
PF Janus Growth LT Fund ‘A’ *	800,599	9,423,046
PF Lazard Mid-Cap Value Fund ‘A’	327,897	3,344,545
PF Lazard International Value Fund ‘A’	590,250	8,316,620
PF MFS International Large-Cap Fund ‘A’	693,267	9,768,135
PF NB Fasciano Small Equity Fund ‘A’ *	388,462	3,993,392
PF Oppenheimer Main Street Core Fund ‘A’	723,633	7,359,350
PF Oppenheimer Emerging Markets Fund ‘A’	394,016	4,298,717
PF PIMCO Managed Bond Fund ‘A’	133,865	1,350,698
PF Salomon Brothers Large-Cap Value Fund ‘A’	390,586	4,729,998
PF Van Kampen Comstock Fund ‘A’	589,629	7,423,430
PF Van Kampen Mid-Cap Growth Fund ‘A’ *	437,211	4,691,275
PF Van Kampen Real Estate Fund ‘A’	296,501	3,350,458

Total Mutual Funds (Cost $62,512,219)		68,108,824

TOTAL INVESTMENTS - 99.87% (Cost $62,512,219)		68,108,824

OTHER ASSETS & LIABILITIES, NET - 0.13%		88,709

NET ASSETS - 100.00%		$68,197,533

See explanation of symbols and terms, if any, on page 39

PACIFIC FUNDS
PF AIM BLUE CHIP FUND
Schedule of Investments
December 31, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS - 96.95%

Consumer Discretionary - 22.80%

Chico’s FAS Inc *	6,800	$298,724
Coach Inc *	14,600	486,764
eBay Inc *	7,800	337,350
Getty Images Inc *	3,800	339,226
Google Inc ‘A’ *	2,200	912,692
Lowe’s Cos Inc	6,900	459,954
Monster Worldwide Inc *	5,900	240,838
Starbucks Corp *	9,700	291,097
Target Corp	4,800	263,856
Urban Outfitters Inc *	6,900	174,639
Yahoo! Inc *	14,600	572,028

		4,377,168

Consumer Staples - 3.95%

PepsiCo Inc	6,800	401,744
Whole Foods Market Inc	4,600	355,994

		757,738

Energy - 2.91%

Southwestern Energy Co *	5,300	190,482
Valero Energy Corp	3,397	175,285
XTO Energy Inc	4,400	193,336

		559,103

Financial Services - 19.40%

Ameritrade Holding Corp *	11,000	264,000
CB Richard Ellis Group Inc ‘A’ *	4,600	270,710
Chicago Mercantile Exchange Holdings Inc	900	330,741
Franklin Resources Inc	6,800	639,268
Legg Mason Inc	4,900	586,481
Lehman Brothers Holdings Inc	1,600	205,072
Moody’s Corp	7,800	479,076
Paychex Inc	4,700	179,164
Prudential Financial Inc	2,700	197,613
T. Rowe Price Group Inc	2,800	201,684
The Goldman Sachs Group Inc	2,900	370,359

		3,724,168

Health Care - 24.71%

Aetna Inc	4,900	462,119
Amgen Inc *	3,700	291,782
Caremark Rx Inc *	11,100	574,869
Express Scripts Inc *	3,600	301,680
Genentech Inc *	5,900	545,750
Gilead Sciences Inc *	5,400	284,202
Medtronic Inc	8,800	506,616
St. Jude Medical Inc *	8,000	401,600
UnitedHealth Group Inc	11,300	702,182
WellPoint Inc *	4,700	375,013
Zimmer Holdings Inc *	4,400	296,736

		4,742,549

Multi-Industry - 1.95%

General Electric Co	10,700	375,035

Technology - 21.23%

Adobe Systems Inc	9,100	336,336
Advanced Micro Devices Inc *	7,100	217,260
Apple Computer Inc *	8,100	582,309
Cognizant Technology Solutions Corp ‘A’ *	5,000	251,750
Corning Inc *	19,100	375,506
Hewlett-Packard Co	14,700	420,861
Intel Corp	7,200	179,712
Juniper Networks Inc *	9,300	207,390
Microsoft Corp	13,300	347,795
Motorola Inc	18,600	420,174
QUALCOMM Inc	10,500	452,340
SanDisk Corp *	4,500	282,690

		4,074,123

Total Common Stocks (Cost $17,468,207)		18,609,884

TOTAL INVESTMENTS - 96.95% (Cost $17,468,207)		18,609,884

OTHER ASSETS & LIABILITIES, NET - 3.05%		585,525

NET ASSETS - 100.00%		$19,195,409

Note to Schedule of Investments

(a) Transactions in written options for the nine-month period ended December 31, 2005 were as follows:

	Number of
	Contracts	Premium

Outstanding, March 31, 2005	138	$12,946
Call Options Written	167	18,564
Call Options Expired	(305)	(31,510)

Outstanding, December 31, 2005	—	$—

See explanation of symbols and terms, if any, on page 39

PACIFIC FUNDS
PF GOLDMAN SACHS SHORT DURATION BOND FUND
Schedule of Investments
December 31, 2005 (Unaudited)

	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY ISSUES - 85.23%

Fannie Mae
2.250% due 02/28/06	$1,000,000	$996,409
2.300% due 04/28/06	500,000	496,389
2.350% due 07/28/06	1,000,000	987,463
2.375% due 03/30/07	1,000,000	971,662
2.500% due 05/12/06	400,000	396,728
2.625% due 01/19/07	1,000,000	978,553
3.250% due 07/12/06	1,000,000	993,105
3.550% due 01/12/07	1,500,000	1,482,139
6.625% due 09/15/09	1,000,000	1,064,213
Federal Farm Credit Bank
1.850% due 03/03/06	1,200,000	1,194,535
3.125% due 02/01/08	1,000,000	969,238
3.800% due 09/07/07	2,000,000	1,970,746
Federal Home Loan Bank
1.720% due 01/23/06	500,000	499,199
2.000% due 02/13/06	500,000	498,507
2.010% due 03/17/06	1,000,000	994,768
2.300% due 08/30/06	400,000	394,024
2.320% due 07/24/06	2,000,000	1,975,154
2.500% due 03/13/06	500,000	497,967
2.720% due 10/26/06	1,000,000	984,295
3.000% due 05/15/06	1,000,000	994,254
3.375% due 02/15/07	1,000,000	985,209
3.375% due 02/15/08	1,000,000	972,827
3.625% due 02/16/07	1,270,000	1,254,556
3.663% due 09/07/07 §	1,000,000	998,420
3.800% due 12/29/06	700,000	693,621
4.000% due 12/03/07 §	1,000,000	981,717
4.125% due 09/06/07	500,000	495,283
4.125% due 10/26/07	2,000,000	1,979,670
4.875% due 02/15/07	1,000,000	1,001,106
Freddie Mac
2.050% due 07/14/06	2,000,000	1,973,618
2.270% due 04/28/06	500,000	496,342
2.550% due 04/19/07	400,000	389,059
2.810% due 02/02/06	500,000	499,270
4.200% due 12/28/07	1,000,000	987,728
4.480% due 09/19/08	1,000,000	990,089
4.500% due 04/18/07	800,000	796,230

Total U.S. Government Agency Issues (Cost $35,022,907)		34,834,093

U.S. TREASURY OBLIGATION - 1.48%

U.S. Treasury Inflation Protected Securities - 1.48%

1.875% due 07/15/15 ^	614,388	604,405

Total U.S. Treasury Obligation (Cost $609,958)		604,405

	Shares

SHORT-TERM INVESTMENTS - 8.99%

Money Market Funds - 8.99%

BlackRock Liquidity Funds Institutional TempCash	1,837,953	1,837,953
BlackRock Liquidity Funds Institutional TempFund	1,837,953	1,837,953

		3,675,906

Total Short-Term Investments (Cost $3,675,906)		3,675,906

TOTAL INVESTMENTS - 95.70% (Cost $39,308,771)		39,114,404

OTHER ASSETS & LIABILITIES, NET - 4.30%		1,757,850

NET ASSETS - 100.00%		$40,872,254

Note to Schedule of Investments

(a) The amount of $85,000 in cash was segregated with the custodian to cover margin requirements for the following open futures contracts as of December 31, 2005:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

Eurodollar (03/06)	21	$21,000,000	$406
Eurodollar (06/06)	18	18,000,000	1,274
Eurodollar (09/06)	18	18,000,000	799
Eurodollar (12/06)	15	15,000,000	361
Eurodollar (03/07)	10	10,000,000	547
Eurodollar (06/07)	13	13,000,000	1,319
Eurodollar (09/07)	13	13,000,000	1,745
U.S. Treasury 5-Year Notes (03/06)	10	1,000,000	3,027

Short Futures Outstanding

U.S. Treasury 20-Year Bonds (03/06)	3	300,000	(4,890)

			$4,588

See explanation of symbols and terms, if any, on page 39

PACIFIC FUNDS
PF JANUS GROWTH LT FUND
Schedule of Investments
December 31, 2005 (Unaudited)

	Shares	Value

PREFERRED STOCKS - 0.15%

Financial Services - 0.15%

Fannie Mae	1,200	$65,700

Total Preferred Stocks (Cost $60,000)		65,700

COMMON STOCKS - 93.84%

Autos & Transportation - 7.60%

Bayerische Motoren Werke AG (Germany)	9,717	426,220
C.H. Robinson Worldwide Inc	13,410	496,572
Canadian National Railway Co (Canada)	13,337	1,066,827
FedEx Corp	5,895	609,484
Harley-Davidson Inc	5,170	266,203
Union Pacific Corp	6,320	508,823

		3,374,129

Consumer Discretionary - 20.93%

Amazon.com Inc *	2,915	137,442
Best Buy Co Inc	7,285	316,752
BMTC Group Inc ‘A’ (Canada)	14,476	199,248
CSK Auto Corp *	14,325	216,021
eBay Inc *	5,260	227,495
Electronic Arts Inc *	10,905	570,441
Google Inc ‘A’ *	1,035	429,380
Harman International Industries Inc	3,115	304,803
IAC/InterActiveCorp *	13,670	386,998
Lamar Advertising Co ‘A’ *	6,920	319,289
Liberty Global Inc ‘A’ *	7,851	176,647
Liberty Global Inc ‘C’*	7,851	166,441
Liberty Media Corp ‘A’ *	52,021	409,405
Lowe’s Cos Inc	8,100	539,946
LVMH Moet Hennessy Louis Vuitton SA (France)	7,688	683,089
Marvel Entertainment Inc *	7,250	118,755
Nike Inc ‘B’	7,770	674,358
R.R. Donnelley & Sons Co	8,595	294,035
Staples Inc	28,867	655,570
Starwood Hotels & Resorts Worldwide Inc	12,105	773,025
Univision Communications Inc ‘A’ *	9,405	276,413
Yahoo! Inc *	36,310	1,422,626

		9,298,179

Consumer Staples - 4.37%

Dean Foods Co *	8,755	329,713
The Procter & Gamble Co	20,190	1,168,597
Whole Foods Market Inc	5,720	442,671

		1,940,981

Energy - 2.27%

Apache Corp	5,050	346,026
BJ Services Co	14,110	517,414
Reliant Energy Inc *	14,130	145,821

		1,009,261

Financial Services - 11.49%

American International Group Inc	4,975	339,444
Automatic Data Processing Inc	6,730	308,840
Berkshire Hathaway Inc ‘B’ *	364	1,068,522
Chicago Mercantile Exchange Holdings Inc	430	158,021
Citigroup Inc	7,080	343,592
Fannie Mae	8,130	396,825
JPMorgan Chase & Co	35,093	1,392,841
NewAlliance Bancshares Inc	22,035	320,389
Standard Chartered PLC (United Kingdom)	15,413	343,407
The Goldman Sachs Group Inc	3,390	432,937

		5,104,818

Health Care - 16.83%

Aetna Inc	4,975	469,192
Caremark Rx Inc *	16,820	871,108
Celgene Corp *	8,315	538,812
Coventry Health Care Inc *	12,525	713,424
Eli Lilly & Co	10,515	595,044
Manor Care Inc	8,585	341,425
Merck & Co Inc	10,090	320,963
Neurocrine Biosciences Inc *	3,360	210,773
Roche Holding AG (Switzerland)	10,902	1,636,897
Sanofi-Aventis (France)	3,710	325,026
UnitedHealth Group Inc	23,370	1,452,212

		7,474,876

Integrated Oils - 5.41%

Amerada Hess Corp	2,550	323,391
BP PLC ADR (United Kingdom)	12,525	804,355
EnCana Corp (NYSE) (Canada)	11,185	505,115
Exxon Mobil Corp	13,745	772,057

		2,404,918

Materials & Processing - 2.21%

Delta & Pine Land Co	6,770	155,778
Givaudan SA (Switzerland)	453	306,987
POSCO (S. Korea)	560	111,906
Syngenta AG * (Switzerland)	2,895	360,209
Syngenta AG ADR * (Switzerland)	1,940	48,325

		983,205

Multi-Industry - 4.49%

General Electric Co	41,940	1,469,997
Smiths Group PLC (United Kingdom)	29,199	525,475

		1,995,472

Producer Durables - 1.10%

Lockheed Martin Corp	7,710	490,587

Technology - 15.62%

Adobe Systems Inc	9,810	362,578
Advanced Micro Devices Inc *	15,875	485,775
Apple Computer Inc *	705	50,682
Check Point Software Technologies Ltd * (Israel)	7,780	156,378
Cisco Systems Inc *	41,165	704,745
Corning Inc *	15,690	308,465
Dell Inc *	10,045	301,249
Hewlett-Packard Co	23,885	683,828
Maxim Integrated Products Inc	11,705	424,189
Microsoft Corp	49,425	1,292,464
Motorola Inc	16,855	380,754
Oracle Corp *	27,110	331,013

See explanation of symbols and terms, if any, on page 39

PACIFIC FUNDS
PF JANUS GROWTH LT FUND
Schedule of Investments (Continued)
December 31, 2005 (Unaudited)

	Shares	Value

Samsung Electronics Co Ltd (S. Korea)	660	$430,272
Texas Instruments Inc	31,970	1,025,278

		6,937,670

Utilities - 1.52%

Comcast Corp Special ‘A’ *	8,375	215,154
Nextel Partners Inc ‘A’ *	16,380	457,657

		672,811

Total Common Stocks (Cost $36,236,987)		41,686,907

Principal
Amount

SHORT-TERM INVESTMENTS - 5.76%

U.S. Government Agency Issue - 5.63%

Federal Home Loan Bank 3.400% due 01/03/06	$2,500,000	2,499,528

	Shares

Money Market Funds - 0.13%

BlackRock Liquidity Funds Institutional TempCash	28,494	28,494
BlackRock Liquidity Funds Institutional TempFund	28,494	28,494

		56,988

Total Short-Term Investments
(Cost $2,556,516)		2,556,516

TOTAL INVESTMENTS - 99.75% (Cost $38,853,503)		44,309,123

OTHER ASSETS & LIABILITIES, NET - 0.25%		112,707

NET ASSETS - 100.00%		$44,421,830

Notes to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b) Forward foreign currency contracts outstanding as of December 31, 2005 were as follows:

Contracts		Principal Amount		Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)

Sell	CHF	335,000	01/06	$9,966
Sell	CHF	125,000	02/06	5,560
Sell	EUR	190,000	01/06	8,641
Sell	EUR	25,000	05/06	452
Sell	KRW	35,000,000	02/06	(1,037)
Sell	KRW	120,000,000	05/06	(503)

				$23,079

See explanation of symbols and terms, if any, on page 39

PACIFIC FUNDS
PF LAZARD MID-CAP VALUE FUND
Schedule of Investments
December 31, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS - 95.50%

Autos & Transportation - 5.00%

Laidlaw International Inc	19,300	$448,339
Norfolk Southern Corp	7,100	318,293
Southwest Airlines Co	15,900	261,237

		1,027,869

Consumer Discretionary - 28.91%

ARAMARK Corp ‘B’	20,100	558,378
Belo Corp ‘A’	16,400	351,124
Brinker International Inc	4,400	170,104
CDW Corp	5,400	310,878
Dex Media Inc	24,400	660,996
Dollar Tree Stores Inc *	18,200	435,708
Expedia Inc *	19,800	474,408
Foot Locker Inc	10,100	238,259
GTECH Holdings Corp	6,400	203,136
Liz Claiborne Inc	12,200	437,004
Republic Services Inc	8,600	322,930
Royal Caribbean Cruises Ltd (Liberia)	7,800	351,468
Sears Holdings Corp *	1,951	225,399
Service Corp International	41,900	342,742
The Stanley Works	8,000	384,320
Westwood One Inc	29,500	480,850

		5,947,704

Consumer Staples - 2.06%

The Pepsi Bottling Group Inc	14,800	423,428

Energy - 4.72%

Baker Hughes Inc	4,000	243,120
BJ Services Co	6,400	234,688
The Williams Cos Inc	21,300	493,521

		971,329

Financial Services - 19.55%

AmSouth Bancorp	8,500	222,785
City National Corp	2,800	202,832
DST Systems Inc *	4,100	245,631
Federated Investors Inc ‘B’	5,800	214,832
Health Care Property Investors Inc	7,800	199,368
Hudson City Bancorp Inc	26,400	319,968
Jefferson-Pilot Corp	7,600	432,668
Mellon Financial Corp	9,400	321,950
MGIC Investment Corp	4,700	309,354
PartnerRe Ltd (Bermuda)	5,000	328,350
Protective Life Corp	12,200	533,994
RenaissanceRe Holdings Ltd (Bermuda)	4,900	216,139
Trizec Properties Inc	8,600	197,112
Willis Group Holdings Ltd (Bermuda)	7,500	277,050

		4,022,033

Health Care - 4.00%

Laboratory Corp of America Holdings *	8,200	441,570
Triad Hospitals Inc *	9,700	380,531

		822,101

Integrated Oils - 1.19%

GlobalSantaFe Corp (Cayman)	5,100	245,565

Materials & Processing - 11.07%

Ball Corp	8,700	345,564
Cabot Corp	12,800	458,240
Celanese Corp ‘A’	14,900	284,888
Louisiana-Pacific Corp	15,400	423,038
Pactiv Corp *	7,800	171,600
Rohm & Haas Co	4,100	198,522
Temple-Inland Inc	8,800	394,680

		2,276,532

Multi-Industry - 1.90%

Fortune Brands Inc	5,000	390,100

Producer Durables - 2.24%

Dover Corp	11,400	461,586

Technology - 11.30%

Arrow Electronics Inc *	9,800	313,894
Avaya Inc *	54,700	583,649
BEA Systems Inc *	36,700	344,980
Flextronics International Ltd * (Singapore)	10,000	104,400
Ingram Micro Inc ‘A’ *	21,000	418,530
Solectron Corp *	40,100	146,766
Vishay Intertechnology Inc *	29,900	411,424

		2,323,643

Utilities - 3.56%

Alltel Corp	4,446	280,543
Citizens Communications Co	37,000	452,510

		733,053

Total Common Stocks (Cost $18,195,398)		19,644,943

SHORT-TERM INVESTMENTS - 7.99%

Money Market Funds - 7.99%

BlackRock Liquidity Funds Institutional TempCash	682,623	682,623
BlackRock Liquidity Funds Institutional TempFund	960,516	960,516

		1,643,139

Total Short-Term Investments (Cost $1,643,139)		1,643,139

TOTAL INVESTMENTS - 103.49% (Cost $19,838,537)		21,288,082

OTHER ASSETS & LIABILITIES, NET - (3.49%)		(718,271)

NET ASSETS - 100.00%		$20,569,811

See explanation of symbols and terms, if any, on page 39

PACIFIC FUNDS
PF LAZARD INTERNATIONAL VALUE FUND
Schedule of Investments
December 31, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS - 97.91%

Belgium - 1.97%

InBev NV	23,000	$1,001,231

Denmark - 2.00%

Danske Bank AS	28,900	1,018,058

Finland - 4.20%

Nokia OYJ	116,800	2,136,408

France - 12.39%

AXA	36,500	1,177,963
Sanofi-Aventis	11,552	1,012,050
Societe Generale	13,400	1,648,289
Total SA	6,100	1,532,456
Vivendi Universal SA	29,800	933,510

		6,304,268

Germany - 4.93%

Schering AG	13,900	931,417
Siemens AG	18,400	1,577,137

		2,508,554

Ireland - 1.90%

Allied Irish Banks PLC	45,117	964,118

Italy - 5.02%

ENI SPA	55,300	1,533,947
Sanpaolo IMI SPA	65,000	1,016,551

		2,550,498

Japan - 13.91%

Canon Inc	26,800	1,567,982
Hoya Corp	21,200	762,182
Kao Corp	56,000	1,500,488
Mitsubishi UFJ Financial Group Inc	105	1,424,513
Nomura Holdings Inc	95,100	1,822,411

		7,077,576

Netherlands - 3.90%

Heineken NV	44,850	1,421,955
TNT NV	18,000	562,587

		1,984,542

Switzerland - 16.89%

Compagnie Financiere Richemont AG ‘A’	28,300	1,231,886
Credit Suisse Group	31,200	1,590,807
Nestle SA	5,300	1,585,100
Novartis AG	19,300	1,014,166
Swiss Reinsurance Co	14,600	1,068,848
UBS AG	16,469	1,567,880
Zurich Financial Services AG *	2,500	532,704

		8,591,391

United Kingdom - 30.80%

Barclays PLC	169,800	1,784,970
BP PLC	135,100	1,438,792
Cadbury Schweppes PLC	100,342	948,642
Diageo PLC	96,300	1,395,880
GlaxoSmithKline PLC	83,100	2,100,268
HSBC Holdings PLC	116,061	1,863,030
Imperial Tobacco Group PLC	39,000	1,165,511
Royal Dutch Shell PLC ‘A’	47,000	1,434,477
Tesco PLC	150,600	858,935
Unilever PLC	100,500	996,821
Vodafone Group PLC	779,084	1,682,209

		15,669,535

Total Common Stocks (Cost $39,249,662)		49,806,179

SHORT-TERM INVESTMENTS - 4.39%

Money Market Funds - 4.39%

BlackRock Liquidity Funds Institutional TempCash	1,117,222	1,117,222
BlackRock Liquidity Funds Institutional TempFund	1,117,222	1,117,222

		2,234,444

Total Short-Term Investments (Cost $2,234,444)		2,234,444

TOTAL INVESTMENTS - 102.30% (Cost $41,484,106)		52,040,623

OTHER ASSETS & LIABILITIES, NET - (2.30%)		(1,167,975)

NET ASSETS - 100.00%		$50,872,648

Note to Schedule of Investments

(a) As of December 31, 2005, the Fund was diversified as a percentage of net assets as follows:

Financial Services	34.36%
Consumer Staples	18.43%
Health Care	9.94%
Integrated Oils	8.66%
Technology	7.28%
Consumer Discretionary	7.20%
Multi-Industry	4.60%
Short-Term Investments	4.39%
Utilities	3.31%
Energy	3.02%
Autos & Transportation	1.11%

102.30%
Other Assets & Liabilities, Net	(2.30%)

100.00%

See explanation of symbols and terms, if any, on page 39

PACIFIC FUNDS
PF MFS INTERNATIONAL LARGE-CAP FUND
Schedule of Investments
December 31, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS - 96.38%

Australia - 1.33%

QBE Insurance Group Ltd	43,544	$625,673

Austria - 1.50%

Erste Bank der Oesterreichischen Sparkassen AG	12,680	706,304

Bermuda - 0.96%

Esprit Holdings Ltd	63,500	451,252

Brazil - 0.42%

Cia Vale do Rio Doce ADR	4,860	199,940

Canada - 1.90%

Canadian National Railway Co	11,185	894,688

Cayman - 1.56%

Hutchison Telecommunications International Ltd *	508,000	733,796

France - 19.07%

AXA	39,860	1,286,400
Business Objects SA *	5,690	230,316
Credit Agricole SA	25,953	817,609
Groupe Danone	2,160	225,674
L’Air Liquide SA	3,513	675,841
L’Air Liquide SA - Registered * +	3,153	606,583
LVMH Moet Hennessy Louis Vuitton SA	8,610	765,009
Pernod-Ricard SA	1,990	347,267
Sanofi-Aventis	10,985	962,376
Schneider Electric SA	16,242	1,448,891
Societe Television Francaise 1	6,984	193,809
Total SA	4,280	1,075,232
Veolia Environnement	7,520	340,446

		8,975,453

Germany - 2.45%

E.ON AG	5,440	562,826
Schering AG	8,820	591,014

		1,153,840

Hong Kong - 1.66%

CNOOC Ltd	1,151,500	779,681

Hungary - 1.03%

OTP Bank RT GDR	7,360	482,816

Indonesia - 0.51%

P.T. Bank Central Asia Tbk	693,500	239,868

Israel - 0.89%

Check Point Software Technologies Ltd *	20,800	418,080

Italy - 3.44%

Assicurazioni Generali SPA	15,300	534,713
FASTWEB SPA *	6,360	290,632
UniCredito Italiano SPA	114,980	792,243

		1,617,588

Japan - 15.55%

Asahi Glass Co Ltd	83,000	1,071,853
Bridgestone Corp	32,000	666,130
Canon Inc	15,200	889,303
Chugai Pharmaceutical Co Ltd	10,800	231,687
Kaneka Corp	26,000	314,156
Nintendo Co Ltd	5,300	640,395
Nitto Denko Corp	8,900	693,526
OMRON Corp	8,000	184,508
Ricoh Co Ltd	38,000	665,367
Shinsei Bank Ltd	99,000	572,502
Tokyo Gas Co Ltd	71,640	318,305
Toyota Motor Corp	20,600	1,068,996

		7,316,728

Mexico - 1.08%

Grupo Televisa SA ADR	6,290	506,345

Netherlands - 0.72%

Reed Elsevier NV	24,340	340,029

Poland - 0.41%

Powszechna Kasa Oszczednosci Bank Polski SA	21,830	194,890

Singapore - 1.32%

Singapore Telecommunications Ltd	397,290	623,659

South Korea - 3.26%

Samsung Electronics Co Ltd	2,350	1,532,028

Spain - 2.92%

Banco Bilbao Vizcaya Argentaria SA	52,760	941,931
Iberdrola SA	15,880	434,097
Telefonica SA	1	10

		1,376,038

Sweden - 3.03%

Atlas Copco AB ‘A’	16,530	368,281
Sandvik AB	16,160	752,621
Telefonaktiebolaget LM Ericsson ‘B’	89,240	306,659

		1,427,561

Switzerland - 11.11%

Julius Baer Holding AG	7,182	508,842
Nestle SA	4,932	1,475,040
Roche Holding AG	9,540	1,432,397
Swiss Reinsurance Co	7,710	564,440
UBS AG	13,112	1,248,287

		5,229,006

See explanation of symbols and terms, if any, on page 39

PACIFIC FUNDS
PF MFS INTERNATIONAL LARGE-CAP FUND
Schedule of Investments (Continued)
December 31, 2005 (Unaudited)

	Shares	Value

Thailand - 0.62%

Bangkok Bank PCL	103,670	$290,605

United Kingdom - 19.21%

AstraZeneca PLC	18,100	880,975
BG Group PLC	71,470	706,424
Diageo PLC	52,970	767,806
GlaxoSmithKline PLC	26,920	680,376
Hilton Group PLC	176,790	1,105,641
NEXT PLC	23,520	621,151
Reckitt Benckiser PLC	58,694	1,938,862
Smith & Nephew PLC	61,130	563,204
Tesco PLC	128,800	734,600
William Hill PLC	92,950	856,369
Yell Group PLC	19,940	184,055

		9,039,463

United States - 0.43%

Synthes Inc	1,790	201,061

Total Common Stocks (Cost $37,356,973)		45,356,392

	Principal Amount

SHORT-TERM INVESTMENTS - 3.54%

Commercial Paper - 3.54%

AIG Funding Inc 4.000% due 01/03/06	$1,666,000	1,665,630

	Shares

Money Market Fund - 0.00%

BlackRock Liquidity Funds Institutional TempCash	70	70

Total Short-Term Investments (Cost $1,665,700)		1,665,700

TOTAL INVESTMENTS - 99.92% (Cost $39,022,673)		47,022,092

OTHER ASSETS & LIABILITIES, NET - 0.08%		38,411

NET ASSETS - 100.00%		$47,060,503

Notes to Schedule of Investments

(a) As of December 31, 2005, the Fund was diversified as a percentage of net assets as follows:

Financial Services	20.84%
Consumer Discretionary	12.04%
Health Care	11.78%
Consumer Staples	11.66%
Technology	8.98%
Materials & Processing	7.57%
Utilities	6.30%
Autos & Transportation	5.59%
Producer Durables	5.46%
Integrated Oils	5.44%
Short-Term Investments	3.54%
Multi-Industry	0.72%

99.92%
Other Assets & Liabilities, Net	0.08%

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See explanation of symbols and terms, if any, on page 39

PACIFIC FUNDS
PF NB FASCIANO SMALL EQUITY FUND (Formerly PF AIM Aggressive Growth Fund)
Schedule of Investments
December 31, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS - 91.16%

Autos & Transportation - 11.35%

Forward Air Corp	13,900	$509,435
Heartland Express Inc	31,700	643,193
Hub Group Inc ‘A’ *	11,400	402,990
Modine Manufacturing Co	14,600	475,814
Offshore Logistics Inc *	13,300	388,360

		2,419,792

Consumer Discretionary - 23.02%

Courier Corp	6,100	209,474
Elizabeth Arden Inc *	11,400	228,684
Emmis Communications Corp ‘A’ *	22,300	443,993
G&K Services Inc ‘A’	12,100	474,925
Journal Communications Inc ‘A’	7,700	107,415
Journal Register Co	32,300	482,885
Korn/Ferry International *	13,300	248,577
LoJack Corp *	14,400	347,472
MWI Veterinary Supply Inc *	4,300	110,983
Navigant Consulting Inc *	11,400	250,572
RC2 Corp *	900	31,968
Ritchie Bros. Auctioneers Inc (Canada)	10,400	439,400
Rollins Inc	27,700	545,967
The Steak n Shake Co *	24,000	406,800
Universal Technical Institute Inc *	7,200	222,768
Watson Wyatt & Co Holdings	12,800	357,120

		4,909,003

Energy - 6.37%

Berry Petroleum Co ‘A’	2,000	114,400
CARBO Ceramics Inc	9,300	525,636
Hydril Co *	3,100	194,060
TETRA Technologies Inc *	17,200	524,944

		1,359,040

Financial Services - 14.75%

American Equity Investment Life Holding Co	16,500	215,325
Amerisafe Inc *	9,100	91,728
Assured Guaranty Ltd (Bermuda)	18,300	464,637
Boston Private Financial Holdings Inc	14,400	438,048
FactSet Research Systems Inc	4,400	181,104
Financial Federal Corp	7,200	320,040
Hilb Rogal & Hobbs Co	7,700	296,527
ITLA Capital Corp *	6,300	307,755
W.P. Stewart & Co Ltd (Bermuda)	6,100	143,777
Wilshire Bancorp Inc	12,700	218,313
Wintrust Financial Corp	5,600	307,440
World Acceptance Corp *	5,600	159,600

		3,144,294

Health Care - 7.17%

Apria Healthcare Group Inc *	6,400	154,304
Computer Programs & Systems Inc	8,100	335,583
Hooper Holmes Inc	12,100	30,855
ICU Medical Inc *	7,700	301,917
KV Pharmaceutical Co ‘A’ *	17,500	360,500
Landauer Inc	2,900	133,661
Young Innovations Inc	6,200	211,296

		1,528,116

Materials & Processing - 8.25%

AMCOL International Corp	12,200	250,344
Cabot Microelectronics Corp *	8,000	234,640
CLARCOR Inc	16,100	478,331
Drew Industries Inc *	7,300	205,787
Interline Brands Inc *	4,200	95,550
RBC Bearings Inc *	500	8,125
Rockwood Holdings Inc *	9,300	183,489
Spartech Corp	13,800	302,910

		1,759,176

Producer Durables - 12.47%

ACCO Brands Corp *	11,000	269,500
Actuant Corp ‘A’	5,100	284,580
Argon ST Inc *	4,100	127,018
Bucyrus International Inc ‘A’	11,700	616,590
Mine Safety Appliances Co	1,900	68,799
Plantronics Inc	11,700	331,110
Regal-Beloit Corp	14,400	509,760
Robbins & Myers Inc	1,400	28,490
The Middleby Corp *	4,900	423,850

		2,659,697

Technology - 7.78%

Daktronics Inc	8,600	254,302
j2 Global Communications Inc *	6,700	286,358
Kanbay International Inc *	18,600	295,554
Methode Electronics Inc	22,300	222,331
ScanSource Inc *	11,000	601,480

		1,660,025

Total Common Stocks
(Cost $19,097,376)		19,439,143

TOTAL INVESTMENTS - 91.16%
(Cost $19,097,376)		19,439,143

OTHER ASSETS & LIABILITIES, NET - 8.84%		1,886,053

NET ASSETS - 100.00%		$21,325,196

Note to Schedule of Investments

(a) Transactions in written options for the nine-month period ended December 31, 2005 were as follows:

	Number of Contracts	Premium

Outstanding, March 31, 2005	53	$5,285
Call Options Written	129	17,499
Call Options Expired	(82)	(8,819)
Call Options Repurchased	(100)	(13,965)

Outstanding, December 31, 2005	—	$—

See explanation of symbols and terms, if any, on page 39

PACIFIC FUNDS
PF OPPENHEIMER MAIN STREET® CORE FUND
Schedule of Investments
December 31, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS - 98.95%

Autos & Transportation - 1.52%

Alaska Air Group Inc *	300	$10,716
AMR Corp *	1,300	28,899
Burlington Northern Santa Fe Corp	2,400	169,968
Continental Airlines Inc ‘B’ *	500	10,650
CSX Corp	200	10,154
Dana Corp	1,000	7,180
Ford Motor Co	20,200	155,944
General Maritime Corp	200	7,408
Genuine Parts Co	100	4,392
Harley-Davidson Inc	2,400	123,576
Landstar System Inc	300	12,522
Lear Corp	100	2,846
Norfolk Southern Corp	3,200	143,456
OMI Corp	300	5,445
Overseas Shipholding Group Inc	400	20,156
The Goodyear Tire & Rubber Co *	1,400	24,332
TRW Automotive Holdings Corp *	300	7,905
Union Pacific Corp	400	32,204
United Parcel Service Inc ‘B’	300	22,545
Visteon Corp *	900	5,634

		805,932

Consumer Discretionary - 11.51%

Administaff Inc	200	8,410
American Eagle Outfitters Inc	1,000	22,980
American Greetings Corp ‘A’	400	8,788
AnnTaylor Stores Corp *	300	10,356
Apollo Group Inc ‘A’ *	1,400	84,644
AutoNation Inc *	1,200	26,076
Avon Products Inc	4,100	117,055
Barnes & Noble Inc	500	21,335
Bed Bath & Beyond Inc *	1,600	57,840
Best Buy Co Inc	3,400	147,832
Career Education Corp *	600	20,232
CCE Spinco Inc *	525	6,877
CDW Corp	300	17,271
Cendant Corp	10,600	182,850
Chico’s FAS Inc *	400	17,572
Choice Hotels International Inc	200	8,352
Circuit City Stores Inc	800	18,072
Claire’s Stores Inc	500	14,610
Clear Channel Communications Inc	4,200	132,090
Coach Inc *	3,900	130,026
Costco Wholesale Corp	1,000	49,470
Dollar General Corp	800	15,256
Dollar Tree Stores Inc *	900	21,546
EarthLink Inc *	1,500	16,665
eBay Inc *	3,000	129,750
Federated Department Stores Inc	2,900	192,357
Gannett Co Inc	2,700	163,539
Google Inc ‘A’ *	500	207,430
Hasbro Inc	1,100	22,198
International Game Technology	700	21,546
J.C. Penney Co Inc	3,000	166,800
Jones Apparel Group Inc	400	12,288
Kimberly-Clark Corp	500	29,825
Kohl’s Corp *	800	38,880
Liberty Media Corp ‘A’ *	11,500	90,505
Liz Claiborne Inc	200	7,164
Lowe’s Cos Inc	3,500	233,310
Manpower Inc	500	23,250
McDonald’s Corp	4,900	165,228
News Corp ‘A’	11,500	178,825
Nordstrom Inc	3,800	142,120
Office Depot Inc *	900	28,260
OfficeMax Inc	700	17,752
Omnicom Group Inc	1,500	127,695
PHH Corp *	100	2,802
Phillips-Van Heusen Corp	100	3,240
R.H. Donnelley Corp *	100	6,162
Robert Half International Inc	500	18,945
Sabre Holdings Corp ‘A’	1,000	24,110
Saks Inc *	1,000	16,860
Sears Holdings Corp *	300	34,659
Six Flags Inc *	100	771
Staples Inc	8,800	199,848
Take-Two Interactive Software Inc *	500	8,850
Target Corp	4,000	219,880
Tech Data Corp *	200	7,936
The Children’s Place Retail Stores Inc *	200	9,884
The Corporate Executive Board Co	100	8,970
The Gap Inc	8,000	141,120
The Home Depot Inc	11,000	445,280
The McGraw-Hill Cos Inc	1,800	92,934
The Men’s Wearhouse Inc *	500	14,720
The Sports Authority Inc *	300	9,339
The Talbots Inc	300	8,346
The Timberland Co ‘A’ *	600	19,530
The TJX Cos Inc	2,600	60,398
The Walt Disney Co	6,300	151,011
Tiffany & Co	100	3,829
Time Warner Inc	26,900	469,136
Too Inc *	300	8,463
Tribune Co	500	15,130
United Online Inc	1,100	15,642
Viacom Inc ‘B’ *	8,600	280,360
Wal-Mart Stores Inc	9,100	425,880
Waste Management Inc	1,400	42,490
Weight Watchers International Inc *	300	14,829
Yahoo! Inc *	2,100	82,278
Yum! Brands Inc	2,200	103,136
Zale Corp *	100	2,515

		6,124,210

Consumer Staples - 5.84%

Albertson’s Inc	800	17,080
Altria Group Inc	9,800	732,256
Campbell Soup Co	1,200	35,724
Dean Foods Co *	500	18,830
Del Monte Foods Co *	300	3,129
General Mills Inc	1,900	93,708
H.J. Heinz Co	800	26,976
Loews Corp - Carolina Group	300	13,197
PepsiCo Inc	4,800	283,584
Performance Food Group Co *	100	2,837
Pilgrim’s Pride Corp	600	19,896
Reynolds American Inc	1,600	152,528
Rite Aid Corp *	2,100	7,308
Safeway Inc	7,200	170,352
Sara Lee Corp	3,200	60,480
SUPERVALU Inc	600	19,488
Sysco Corp	1,100	34,155
The Coca-Cola Co	6,600	266,046
The Kroger Co *	7,700	145,376
The Pepsi Bottling Group Inc	1,200	34,332

See explanation of symbols and terms, if any, on page 39

PACIFIC FUNDS
PF OPPENHEIMER MAIN STREET CORE FUND
Schedule of Investments (Continued)
December 31, 2005 (Unaudited)

	Shares	Value

The Procter & Gamble Co	14,100	$816,108
Tyson Foods Inc ‘A’	700	11,970
Walgreen Co	1,100	48,686
Whole Foods Market Inc	1,200	92,868

		3,106,914

Energy - 3.10%

Anadarko Petroleum Corp	2,000	189,500
Apache Corp	2,300	157,596
Burlington Resources Inc	3,000	258,600
Comstock Resources Inc *	300	9,153
Devon Energy Corp	2,800	175,112
EOG Resources Inc	1,000	73,370
Grey Wolf Inc *	1,200	9,276
Halliburton Co	1,000	61,960
Helmerich & Payne Inc	100	6,191
Kerr-McGee Corp	1,200	109,032
Pride International Inc *	500	15,375
Remington Oil & Gas Corp *	200	7,300
Sunoco Inc	2,200	172,436
Swift Energy Co *	200	9,014
Tesoro Corp	500	30,775
Universal Compression Holdings Inc *	200	8,224
Valero Energy Corp	4,300	221,880
Veritas DGC Inc *	300	10,647
Vintage Petroleum Inc	400	21,332
Whiting Petroleum Corp *	200	8,000
XTO Energy Inc	2,200	96,668

		1,651,441

Financial Services - 21.04%

Accredited Home Lenders Holding Co *	200	9,916
Aflac Inc	900	41,778
American Express Co	3,700	190,402
American International Group Inc	10,000	682,300
AmeriCredit Corp *	1,200	30,756
Ameriprise Financial Inc	800	32,800
Ameritrade Holding Corp *	900	21,600
AmerUs Group Co	400	22,668
Aon Corp	3,300	118,635
Arch Capital Group Ltd * (Bermuda)	100	5,475
Astoria Financial Corp	700	20,580
Bank of America Corp	19,600	904,540
BB&T Corp	1,100	46,101
Capital One Financial Corp	2,400	207,360
CheckFree Corp *	400	18,360
Chicago Mercantile Exchange Holdings Inc	300	110,247
CIGNA Corp	1,700	189,890
CIT Group Inc	2,000	103,560
Citigroup Inc	24,600	1,193,838
Comerica Inc	1,000	56,760
Countrywide Financial Corp	4,300	147,017
Everest Re Group Ltd (Bermuda)	100	10,035
Fair Isaac Corp	500	22,085
Fannie Mae	5,600	273,336
Fidelity National Financial Inc	800	29,432
Fidelity National Title Group Inc ‘A’	35	852
First Data Corp	6,200	266,662
Fiserv Inc *	700	30,289
Freddie Mac	2,400	156,840
Fremont General Corp	100	2,323
Global Payments Inc	300	13,983
Golden West Financial Corp	1,000	66,000
Janus Capital Group Inc	700	13,041
JPMorgan Chase & Co	17,500	694,575
KeyCorp	2,600	85,618
LandAmerica Financial Group Inc	100	6,240
Lehman Brothers Holdings Inc	2,300	294,791
Lincoln National Corp	200	10,606
Loews Corp	700	66,395
M&T Bank Corp	600	65,430
MBIA Inc	500	30,080
MBNA Corp	5,300	143,948
Mellon Financial Corp	1,600	54,800
Merrill Lynch & Co Inc	5,700	386,061
MetLife Inc	4,000	196,000
MGIC Investment Corp	400	26,328
Moody’s Corp	1,600	98,272
Morgan Stanley	8,100	459,594
National City Corp	1,800	60,426
Northern Trust Corp	700	36,274
Principal Financial Group Inc	3,800	180,234
Prudential Financial Inc	2,700	197,613
Radian Group Inc	500	29,295
Regions Financial Corp	1,100	37,576
StanCorp Financial Group Inc	400	19,980
State Street Corp	1,800	99,792
SunTrust Banks Inc	600	43,656
The Allstate Corp	3,000	162,210
The Bank of New York Co Inc	2,100	66,885
The Charles Schwab Corp	9,100	133,497
The Chubb Corp	1,200	117,180
The Dun & Bradstreet Corp *	200	13,392
The Goldman Sachs Group Inc	2,900	370,359
The Hartford Financial Services Group Inc	2,300	197,547
The PMI Group Inc	300	12,321
The PNC Financial Services Group Inc	800	49,464
The Progressive Corp	500	58,390
The St. Paul Travelers Cos Inc	4,900	218,883
U.S. Bancorp	11,100	331,779
UnionBanCal Corp	900	61,848
United Rentals Inc *	400	9,356
Wachovia Corp	8,300	438,738
Washington Mutual Inc	5,300	230,550
Wells Fargo & Co	5,700	358,131

		11,193,575

Health Care - 13.86%

Abbott Laboratories	5,800	228,694
Abgenix Inc *	600	12,906
Aetna Inc	1,400	132,034
Alkermes Inc *	500	9,560
Allergan Inc	1,200	129,552
Alpharma Inc ‘A’	500	14,255
American Healthways Inc *	200	9,050
AmerisourceBergen Corp	800	33,120
Amgen Inc *	6,800	536,248
Andrx Corp *	300	4,941
Barr Pharmaceuticals Inc *	600	37,374
Baxter International Inc	2,800	105,420
Becton Dickinson & Co	1,900	114,152
Beverly Enterprises Inc *	300	3,501
Boston Scientific Corp *	1,500	36,735
Bristol-Myers Squibb Co	4,500	103,410
Cardinal Health Inc	3,400	233,750
Caremark Rx Inc *	4,600	238,234
Coventry Health Care Inc *	400	22,784
Eli Lilly & Co	2,500	141,475

See explanation of symbols and terms, if any, on page 39

PACIFIC FUNDS
PF OPPENHEIMER MAIN STREET CORE FUND
Schedule of Investments (Continued)
December 31, 2005 (Unaudited)

	Shares	Value

Endo Pharmaceuticals Holdings Inc *	300	$9,078
Express Scripts Inc *	1,600	134,080
Forest Laboratories Inc *	3,400	138,312
Genentech Inc *	1,100	101,750
Genesis HealthCare Corp *	200	7,304
Genzyme Corp *	300	21,234
Gilead Sciences Inc *	1,900	99,997
Guidant Corp	1,000	64,750
HCA Inc	4,000	202,000
Health Net Inc *	500	25,775
Henry Schein Inc *	500	21,820
Humana Inc *	800	43,464
IMS Health Inc	100	2,492
Johnson & Johnson	14,400	865,440
Kinetic Concepts Inc *	300	11,928
King Pharmaceuticals Inc *	1,600	27,072
Kos Pharmaceuticals Inc *	500	25,865
Manor Care Inc	300	11,931
McKesson Corp	3,900	201,201
Medco Health Solutions Inc *	3,700	206,460
Medicis Pharmaceutical Corp ‘A’	100	3,205
Medtronic Inc	4,000	230,280
Mentor Corp	400	18,432
Merck & Co Inc	13,100	416,711
Millipore Corp *	200	13,208
Pediatrix Medical Group Inc *	200	17,714
Pfizer Inc	41,200	960,784
Quest Diagnostics Inc	2,100	108,108
Sepracor Inc *	100	5,160
Sierra Health Services Inc *	300	23,988
Stryker Corp	300	13,329
Techne Corp *	200	11,230
UnitedHealth Group Inc	6,540	406,395
Watson Pharmaceuticals Inc *	700	22,757
WellCare Health Plans Inc *	200	8,170
WellPoint Inc *	4,656	371,481
Wyeth	8,000	368,560
Zimmer Holdings Inc *	100	6,744

		7,375,404

Integrated Oils - 7.68%

Amerada Hess Corp	800	101,456
Canadian Natural Resources Ltd (Canada)	1,700	84,280
Chevron Corp	13,300	755,041
ConocoPhillips	9,500	552,710
Exxon Mobil Corp	32,000	1,797,440
Giant Industries Inc *	100	5,196
KCS Energy Inc *	400	9,688
Marathon Oil Corp	3,700	225,589
Occidental Petroleum Corp	2,900	231,652
Paramount Resources Ltd ‘A’ * (Canada)	4,000	106,327
Precision Drilling Trust (Canada)	100	3,302
Talisman Energy Inc (Canada)	1,500	79,487
Transocean Inc * (Cayman)	1,900	132,411

		4,084,579

Materials & Processing - 3.32%

Agrium Inc (Canada)	800	17,592
AK Steel Holding Corp *	1,500	11,925
Alcoa Inc	2,300	68,011
American Standard Cos Inc	800	31,960
Archer-Daniels-Midland Co	5,500	135,630
Building Materials Holding Corp	150	10,232
Carpenter Technology Corp	200	14,094
Commercial Metals Co	300	11,262
E.I. du Pont de Nemours & Co	1,600	68,000
Energizer Holdings Inc *	300	14,937
FMC Corp *	200	10,634
Freeport-McMoRan Copper & Gold Inc ‘B’	700	37,660
International Paper Co	1,200	40,332
Lone Star Technologies Inc *	200	10,332
Louisiana-Pacific Corp	400	10,988
Lubrizol Corp	100	4,343
Lyondell Chemical Co	900	21,438
Masco Corp	3,400	102,646
MeadWestvaco Corp	700	19,621
Monsanto Co	1,800	139,554
NS Group Inc *	200	8,362
Nucor Corp	2,100	140,112
Owens-Illinois Inc *	800	16,832
Phelps Dodge Corp	1,100	158,257
PPG Industries Inc	1,900	110,010
Precision Castparts Corp	800	41,448
Quanex Corp	200	9,994
Quanta Services Inc *	600	7,902
Reliance Steel & Aluminum Co	400	24,448
Rohm & Haas Co	1,300	62,946
Sealed Air Corp *	300	16,851
Steel Dynamics Inc	300	10,653
Texas Industries Inc	200	9,968
The Dow Chemical Co	4,900	214,718
The Scotts Miracle-Gro Co ‘A’	300	13,572
United States Steel Corp	100	4,807
URS Corp *	700	26,327
USG Corp *	500	32,500
Weyerhaeuser Co	1,000	66,340
Worthington Industries Inc	400	7,684

		1,764,922

Multi-Industry - 4.30%

3M Co	1,200	93,000
General Electric Co	46,200	1,619,310
Honeywell International Inc	5,500	204,875
ITT Industries Inc	400	41,128
Johnson Controls Inc	1,300	94,783
SPX Corp	500	22,885
Teleflex Inc	100	6,498
Tyco International Ltd (Bermuda)	7,200	207,792

		2,290,271

Producer Durables - 4.91%

Agilent Technologies Inc *	4,800	159,792
Alliant Techsystems Inc *	300	22,851
American Tower Corp ‘A’ *	1,400	37,940
Applied Materials Inc	14,000	251,160
BE Aerospace Inc *	400	8,800
Beazer Homes USA Inc	400	29,136
Caterpillar Inc	2,700	155,979
Crown Castle International Corp *	700	18,837
Cymer Inc *	300	10,653
D.R. Horton Inc	1,400	50,022
Danaher Corp	800	44,624
Emerson Electric Co	1,000	74,700
Flowserve Corp *	500	19,780
Illinois Tool Works Inc	1,900	167,181
Ingersoll-Rand Co Ltd ‘A’ (Bermuda)	3,000	121,110

See explanation of symbols and terms, if any, on page 39

PACIFIC FUNDS
PF OPPENHEIMER MAIN STREET CORE FUND
Schedule of Investments (Continued)
December 31, 2005 (Unaudited)

	Shares	Value

JLG Industries Inc	100	$4,566
KLA-Tencor Corp	1,700	83,861
Lam Research Corp *	800	28,544
Lennar Corp ‘A’	300	18,306
Lexmark International Inc ‘A’ *	700	31,381
Lockheed Martin Corp	3,200	203,616
MDC Holdings Inc	200	12,396
Mettler-Toledo International Inc *	100	5,520
Northrop Grumman Corp	3,900	234,429
Novellus Systems Inc *	900	21,708
Parker-Hannifin Corp	300	19,788
Pitney Bowes Inc	1,500	63,375
Polycom Inc *	200	3,060
Roper Industries Inc	400	15,804
Terex Corp *	400	23,760
The Boeing Co	4,300	302,032
United Technologies Corp	3,700	206,867
Waters Corp *	300	11,340
Xerox Corp *	10,300	150,895

		2,613,813

Technology - 17.88%

Adobe Systems Inc	1,600	59,136
ADTRAN Inc	700	20,818
Analog Devices Inc	4,900	175,763
Apple Computer Inc *	4,300	309,127
Applera Corp-Applied Biosystems Group	1,000	26,560
Arrow Electronics Inc *	700	22,421
Autodesk Inc	3,400	146,030
Avaya Inc *	1,900	20,273
Avnet Inc *	1,000	23,940
BEA Systems Inc *	2,600	24,440
BMC Software Inc *	1,300	26,637
Broadcom Corp ‘A’ *	3,900	183,885
Brocade Communications Systems Inc *	3,300	13,431
CACI International Inc ‘A’ *	200	11,476
Cadence Design Systems Inc *	1,500	25,380
Ceridian Corp *	600	14,910
Check Point Software Technologies Ltd * (Israel)	900	18,090
Cisco Systems Inc *	38,600	660,832
Citrix Systems Inc *	600	17,268
Cognos Inc * (Canada)	200	6,942
Computer Associates International Inc	4,700	132,493
Computer Sciences Corp *	700	35,448
Compuware Corp *	2,700	24,219
Corning Inc *	9,800	192,668
Dell Inc *	19,400	581,806
Digital River Inc *	300	8,922
Electronic Data Systems Corp	1,300	31,252
EMC Corp *	19,900	271,038
Emulex Corp *	500	9,895
Fairchild Semiconductor International Inc *	1,300	21,983
Freescale Semiconductor Inc ‘B’ *	5,000	125,850
General Dynamics Corp	1,300	148,265
Genesis Microchip Inc *	200	3,618
Harris Corp	100	4,301
Hewlett-Packard Co	19,800	566,874
Hyperion Solutions Corp *	600	21,492
Intel Corp	38,500	960,960
International Business Machines Corp	8,500	698,700
Internet Security Systems Inc *	500	10,475
Intersil Corp ‘A’	1,000	24,880
Intuit Inc *	700	37,310
Jabil Circuit Inc *	800	29,672
Juniper Networks Inc *	3,600	80,280
Komag Inc *	400	13,864
LSI Logic Corp *	2,800	22,400
Lucent Technologies Inc *	21,500	57,190
McAfee Inc *	900	24,417
Micrel Inc *	400	4,640
Microchip Technology Inc	1,000	32,150
Microsemi Corp *	300	8,298
Microsoft Corp	43,100	1,127,065
MicroStrategy Inc ‘A’ *	100	8,274
Motorola Inc	11,800	266,562
National Semiconductor Corp	1,400	36,372
NCR Corp *	900	30,546
Network Appliance Inc *	1,500	40,500
Novell Inc *	2,900	25,607
NVIDIA Corp *	800	29,248
OmniVision Technologies Inc *	500	9,980
Oracle Corp *	27,200	332,112
Palm Inc *	300	9,540
Parametric Technology Corp *	1,600	9,760
PerkinElmer Inc	200	4,712
QLogic Corp *	600	19,506
QUALCOMM Inc	6,600	284,328
Raytheon Co	5,400	216,810
Red Hat Inc *	1,000	27,240
Rockwell Automation Inc	2,300	136,068
Sanmina-SCI Corp *	5,800	24,708
Scientific-Atlanta Inc	600	25,842
Solectron Corp *	7,500	27,450
Sun Microsystems Inc *	7,700	32,263
Symantec Corp *	12,900	225,750
Synopsys Inc *	1,700	34,102
Texas Instruments Inc	14,700	471,429
The Reynolds & Reynolds Co ‘A’	100	2,807
UNOVA Inc *	300	10,140
Websense Inc *	100	6,564
Western Digital Corp *	2,100	39,081
Zoran Corp *	200	3,242

		9,510,327

Utilities - 3.99%

AT&T Inc	12,991	318,150
BellSouth Corp	8,200	222,220
Cablevision Systems Corp ‘A’ *	700	16,429
CenturyTel Inc	700	23,212
Comcast Corp ‘A’ *	7,700	199,892
Constellation Energy Group Inc	1,500	86,400
Dobson Communications Corp ‘A’ *	1,100	8,250
DPL Inc	200	5,202
Energy East Corp	100	2,280
Entergy Corp	200	13,730
FirstEnergy Corp	400	19,596
NiSource Inc	200	4,172
PG&E Corp	3,700	137,344
Qwest Communications International Inc *	4,200	23,730
Sierra Pacific Resources *	600	7,824
Sprint Nextel Corp	20,200	471,872
The AES Corp *	1,700	26,911

See explanation of symbols and terms, if any, on page 39

PACIFIC FUNDS
PF OPPENHEIMER MAIN STREET CORE FUND
Schedule of Investments (Continued)
December 31, 2005 (Unaudited)

	Shares	Value

TXU Corp	2,000	$100,380
Verizon Communications Inc	14,500	436,740

		2,124,334

Total Common Stocks
(Cost $51,882,093)		52,645,722

TOTAL INVESTMENTS - 98.95%
(Cost $51,882,093)		52,645,722

OTHER ASSETS & LIABILITIES, NET - 1.05%		557,863

NET ASSETS - 100.00%		$53,203,585

See explanation of symbols and terms, if any, on page 39

PACIFIC FUNDS
PF OPPENHEIMER EMERGING MARKETS FUND
Schedule of Investments
December 31, 2005 (Unaudited)

	Shares	Value

PREFERRED STOCKS - 7.55%

Brazil - 6.70%

America Latina Logistica SA	4,500	$191,966
Banco Bradesco SA	11,780	341,062
Centrais Eletricas Brasileiras SA ‘B’	10,868,000	184,054
Cia de Bebidas das Americas ADR	4,000	152,200
Cia Energetica de Minas Gerais	203,000	8,247
Cia Vale do Rio Doce ADR	6,200	224,750
Electropaulo Metropolitana Electricidade de Sao Paulo SA *	3,709,600	158,645
Embraer-Empresa Brasileira de Aeronautica SA	10,500	103,056
Lojas Americanas SA	11,063,000	338,235
Sadia SA	105,000	296,369
Universo Online SA *	3,000	25,275

		2,023,859

South Korea - 0.85%

Hyundai Motor Co *	1,530	98,383
LG Electronics Inc *	1,780	104,773
S-Oil Corp	900	52,263

		255,419

Total Preferred Stocks (Cost $2,286,131)		2,279,278

COMMON STOCKS – 89.82%

Argentina - 0.30%

IRSA Inversiones y Representaciones SA GDR *	5,000	60,400
Transportadora de Gas del Sur SA ‘B’ *	26,800	29,704

		90,104

Bermuda - 1.23%

Dairy Farm International Holdings Ltd	15,800	57,196
Guoco Group Ltd	11,000	121,723
Midland Holdings Ltd	220,000	113,495
Varitronix International Ltd	110,000	79,447

		371,861

Brazil - 7.52%

America Latina Logistica SA GDR ~	500	21,355
Banco Nossa Caixa SA	6,000	89,552
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	13,300	437,570
Cia Siderurgica Nacional SA ADR	6,600	141,240
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,000	27,370
Cyrela Brazil Realty SA Empreendimentos e Participacoes GDR ~	2,500	342,539
Diagnosticos da America SA *	13,000	241,843
EDP - Energias do Brasil SA *	200	2,343
Embraer-Empresa Brasileira de Aeronautica SA	10,000	76,979
Natura Cosmeticos SA	2,100	92,485
Petroleo Brasileiro SA ADR	6,600	470,382
Tele Norte Leste Participacoes SA	14,300	325,959

		2,269,617

Cayman Islands - 0.28%

China Shineway Pharmaceutical Group Ltd	11,000	5,533
Hutchison Telecommunications International Ltd *	54,000	78,002

		83,535

China - 0.89%

Sinopec Zhenhai Refining & Chemical Co Ltd	84,000	110,503
Sinotrans Ltd	387,000	157,223

		267,726

Egypt - 3.61%

Commercial International Bank GDR	9,700	95,739
Commercial International Bank GDR ~	7,700	78,734
Eastern Tobacco Co	3,600	200,289
Medinet Nasr Housing & Development	5,600	104,901
Orascom Telecom Holding SAE	3,162	332,281
Vodafone Egypt Telecommunications SAE	15,827	278,494

		1,090,438

Greece - 0.29%

Folli-Follie SA	1,200	31,965
INTRALOT SA	3,100	54,317

		86,282

Hong Kong - 2.70%

Hang Lung Group Ltd	66,000	140,024
Henderson Land Development Co Ltd	66,000	310,692
Shaw Brothers Ltd	29,000	34,597
Television Broadcasts Ltd	20,000	106,273
The Hongkong & Shanghai Hotels Ltd	59,000	64,679
The Link REIT *	84,000	159,254

		815,519

Hungary - 0.08%

Danubius Hotel & Spa RT *	900	24,668

India - 14.81%

Amtek Auto Ltd	40,600	268,847
Bajaj Auto Ltd	2,200	97,828
Bharat Heavy Electricals Ltd	5,811	179,134
Bharat Petroleum Corp Ltd	18,600	179,489
Cipla Ltd	12,800	126,137
Divi’s Laboratories Ltd	3,408	115,389
GAIL India Ltd	13,740	81,167
Gateway Distriparks Ltd	5,100	31,278
Gateway Distriparks Ltd GDR * ~	12,000	73,571
HCL Technologies Ltd	17,500	209,654
Hindustan Petroleum Corp Ltd	14,000	102,289
Housing Development Finance Corp	15,100	405,061
ICICI Bank Ltd ADR	9,800	282,240
ITC Ltd	94,200	297,286
Jubilant Organosys Ltd	700	16,726
Larsen & Toubro Ltd	9,000	368,881
Mahanagar Telephone Nigam Ltd	9,400	30,125
Mahindra & Mahindra Ltd	13,921	158,423
National Thermal Power Corp Ltd	21,900	54,561
Oil & Natural Gas Corp Ltd	3,700	96,618
Patni Computer Systems Ltd	2,800	30,831

See explanation of symbols and terms, if any, on page 39

PACIFIC FUNDS
PF OPPENHEIMER EMERGING MARKETS FUND
Schedule of Investments (Continued)
December 31, 2005 (Unaudited)

	Shares	Value

Ranbaxy Laboratories Ltd	5,990	$48,238
Reliance Industries Ltd	21,000	415,216
Rico Auto Industries Ltd	8,500	18,513
Sun Pharmaceutical Industries Ltd	6,700	101,576
Tata Consultancy Services Ltd	11,558	437,313
Trent Ltd	773	15,497
United Breweries Holdings Ltd *	5,700	66,488
United Breweries Ltd	2,909	48,880
Zee Telefilms Ltd	32,700	114,027

		4,471,283

Indonesia - 4.31%

P.T. Aneka Tambang Tbk	578,100	210,245
P.T. Astra International Tbk	245,500	254,741
P.T. Bank Mandiri Persero Tbk	1,340,500	223,644
P.T. Gudang Garam Tbk	74,500	88,293
P.T. Indosat Tbk	174,000	98,240
P.T. Telekomunikasi Indonesia Tbk	710,000	426,144

		1,301,307

Israel - 1.10%

Bank Hapoalim BM	30,357	140,910
Bank Leumi Le-Israel BM	49,700	190,449

		331,359

Lebanon - 0.37%

Solidere GDR * ~	6,300	113,274

Mexico - 7.43%

America Movil SA de CV ‘L’ ADR	5,600	163,856
Cemex SA de CV ADR	6,500	385,645
Consorcio ARA SA de CV	29,700	129,890
Corporacion GEO SA de CV ‘B’ *	85,100	300,141
Corporacion Interamericana de Entretenimiento SA de CV ‘B’ *	42,300	93,253
Empresas ICA SA de CV *	55,817	136,490
Fomento Economico Mexicano SA de CV ADR	2,000	145,020
Grupo Financiero Banorte SA de CV ‘O’	50,100	103,758
Grupo Financiero Inbursa SA de CV ‘O’	101,000	172,315
Grupo Televisa SA ADR	3,000	241,500
Impulsora del Desarrollo Economico de America Latina SA de CV *	155,600	169,759
SARE Holding SA de CV ‘B’ *	189,926	201,849

		2,243,476

Norway - 0.67%

Det Norske Oljeselskap ASA	22,942	202,250

Panama - 0.99%

Banco Latinoamericano de Exportaciones SA ‘E’	16,400	300,120

Peru - 0.07%

Cia de Minas Buenaventura SA ADR	800	22,640

Philippines - 1.34%

Jollibee Foods Corp	162,000	123,722
SM Prime Holdings Inc	1,885,892	280,946

		404,668

Portugal - 0.34%

Jeronimo Martins Sociedade Gestora de Participacoes SA	6,800	102,241

Singapore - 0.44%

PEARL Energy Ltd *	16,000	14,146
Singapore Press Holdings Ltd	46,000	118,967

		133,113

South Africa - 3.82%

Anglo Platinum Ltd	4,100	296,120
Harmony Gold Mining Co Ltd ADR *	4,700	61,335
Impala Platinum Holdings Ltd	1,200	176,752
JD Group Ltd	6,800	82,374
Massmart Holdings Ltd	16,700	136,318
Murray & Roberts Holdings Ltd	29,160	90,326
Steinhoff International Holdings Ltd	75,200	222,837
Tiger Brands Ltd	3,867	88,910

		1,154,972

South Korea - 20.02%

Able C&C Co Ltd *	2,789	63,458
AmorePacific Corp *	560	175,061
Daegu Bank *	7,210	109,129
Danal Co Ltd *	2,220	34,370
FINETEC Corp *	6,600	64,704
GS Engineering & Construction Corp *	1,370	71,831
GS Home Shopping Inc *	1,135	144,843
Hana Financial Holdings	5,373	245,577
Humax Co Ltd *	9,467	255,207
Hynix Semiconductor Inc *	16,922	590,935
Hyundai Development Co *	2,350	106,475
Hyundai Heavy Industries Co Ltd *	3,030	230,506
Hyundai Motor Co *	3,500	336,895
Industrial Bank of Korea *	8,670	150,525
Jeonbuk Bank	8,975	87,013
Kia Motors Corp *	17,160	450,708
Kolon Engineering & Construction Co Ltd *	1,740	20,914
Kyeryong Construction Industrial Co Ltd *	2,580	76,824
LG Corp *	3,000	93,782
LG Electronics Inc *	2,600	229,688
LG International Corp *	580	13,398
Mobilians Co Ltd *	2,390	32,628
Mtekvision Co Ltd	3,833	134,990
NCsoft Corp *	960	72,937
NHN Corp *	1,368	365,395
S-Oil Corp	3,560	248,638
Shinhan Financial Group Co Ltd *	5,490	222,946
SK Corp *	2,610	134,521
SK Telecom Co Ltd	668	119,610
SK Telecom Co Ltd ADR	14,800	300,292
SsangYong Motor Co *	39,680	319,136
Telechips Inc *	2,801	78,002
Woori Finance Holdings Co Ltd *	19,140	380,585
Yedang Entertainment Co Ltd *	7,310	84,247

		6,045,770

Taiwan - 7.98%

BenQ Corp	251,000	242,769
Continental Engineering Corp	73,000	28,910
Fubon Financial Holding Co Ltd	191,000	164,081

See explanation of symbols and terms, if any, on page 39

PACIFIC FUNDS
PF OPPENHEIMER EMERGING MARKETS FUND
Schedule of Investments (Continued)
December 31, 2005 (Unaudited)

	Shares	Value

Fubon Financial Holding Co Ltd GDR (OTC)	6,900	$59,245
High Tech Computer Corp	7,000	131,357
Lite-On Technology Corp	247,000	336,717
Motech Industries Inc	18,000	247,848
President Chain Store Corp	55,000	115,273
Quanta Computer Inc	193,000	271,040
Sunplus Technology Co Ltd	184,000	233,177
Synnex Technology International Corp	121,000	149,101
United Microelectronics Corp	760,000	430,628

		2,410,146

Thailand - 1.83%

Kiatnakin Finance PCL	103,200	72,951
Shin Corp PCL	290,400	289,338
TISCO Bank PCL	93,500	63,245
TMB Bank PCL *	1,206,600	126,469

		552,003

Turkey - 3.75%

Aksigorta AS	37,000	282,192
Haci Omer Sabanci Holding AS	37,400	211,855
Haci Omer Sabanci Holding AS ADR	51,600	73,019
Koc Holding AS	47,565	223,649
Petkim Petrokimya Holding AS *	15,818	91,945
Turkiye Vakiflar Bankasi TAO	47,400	250,951

		1,133,611

United Kingdom - 3.04%

Highland Gold Mining Ltd	8,973	37,900
HSBC Holdings PLC ADR	1,650	132,776
HSBC Holdings PLC (HSI)	14,000	224,797
Old Mutual PLC	78,160	221,545
Standard Chartered PLC	13,450	299,670

		916,688

United States - 0.61%

NII Holdings Inc *	4,230	184,766

Total Common Stocks (Cost $24,598,667)		27,123,437

SHORT-TERM INVESTMENT - 3.07%

Money Market Fund - 3.07%

BlackRock Liquidity Funds Institutional TempFund	926,196	926,196

Total Short-Term Investment (Cost $926,196)		926,196

TOTAL INVESTMENTS - 100.44% (Cost $27,810,994)		30,328,911

OTHER ASSETS & LIABILITIES, NET - (0.44%)		(132,179)

NET ASSETS - 100.00%		$30,196,732

Note to Schedule of Investments

(a) As of December 31, 2005, the Fund was diversified as a percentage of net assets as follows:

Financial Services	24.82%
Technology	13.99%
Consumer Discretionary	10.71%
Utilities	10.40%
Autos & Transportation	8.21%
Producer Durables	5.81%
Materials & Processing	5.73%
Multi-Industry	5.58%
Integrated Oils	5.33%
Consumer Staples	4.58%
Short-Term Investment	3.07%
Health Care	2.11%
Energy	0.10%

100.44%
Other Assets & Liabilities, Net	(0.44%)

100.00%

See explanation of symbols and terms, if any, on page 39

PACIFIC FUNDS
PF PIMCO MANAGED BOND FUND
Schedule of Investments
December 31, 2005 (Unaudited)

	Shares	Value

PREFERRED STOCKS - 0.06%

Financial Services - 0.06%

Fannie Mae	700	$38,325

Total Preferred Stocks (Cost $35,000)		38,325

	Principal Amount

CORPORATE BONDS & NOTES - 2.49%

Autos & Transportation - 0.15%

DaimlerChrysler NA Holding Corp 4.700% due 03/07/07 §	$100,000	99,932

Energy - 0.15%

The Williams Cos Inc 6.375% due 10/01/10 ~	100,000	100,375

Financial Services - 1.38%

Bank of America Corp 4.875% due 01/15/13	100,000	99,042
CIT Group Inc 7.750% due 04/02/12	100,000	113,555
Citigroup Inc 5.625% due 08/27/12	50,000	51,607
Ford Motor Credit Co 5.290% due 11/16/06 §	100,000	97,120
5.800% due 01/12/09	100,000	87,292
7.250% due 10/25/11	200,000	172,967
Morgan Stanley
5.300% due 03/01/13	100,000	100,348
Pemex Project Funding Master Trust
7.375% due 12/15/14	50,000	55,675
9.750% due 03/30/18 ~	100,000	127,600

		905,206

Integrated Oils - 0.36%

Enterprise Products Operating LP
4.625% due 10/15/09	100,000	97,617
Occidental Petroleum Corp
8.450% due 02/15/29	100,000	139,067

		236,684

Utilities - 0.45%

Entergy Gulf States Inc
3.600% due 06/01/08	100,000	96,216
Qwest Communications International Inc
7.500% due 02/15/14 ~	100,000	103,250
SBC Communications Inc
4.125% due 09/15/09	100,000	96,644

		296,110

Total Corporate Bonds & Notes
(Cost $1,618,869)		1,638,307

MORTGAGE-BACKED SECURITIES - 69.42%

Collateralized Mortgage Obligations - 12.43%

Adjustable Rate Mortgage Trust
4.642% due 05/25/35 ” §	230,504	227,500
Banc of America Funding Corp
4.116% due 05/25/35 ” §	363,599	359,810
Banc of America Large Loan
4.570% due 11/15/15 ~ ” §	47,720	47,771
Banc of America Mortgage Securities
3.994% due 07/25/33 ” §	236,155	227,324
5.000% due 05/25/34 ”	146,327	144,252
Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/35 ” §	287,991	285,309
Bear Stearns Alt-A Trust
5.426% due 05/25/35 ” §	165,364	165,924
Countrywide Home Loan Mortgage Pass-Through Trust
4.699% due 03/25/35 ” §	155,783	155,609
4.719% due 06/25/35 ~ ” §	444,647	445,589
Credit-Based Asset Servicing & Securitization LLC
4.699% due 06/25/32 ” §	96,389	96,493
CS First Boston Mortgage Securities Corp
4.710% due 03/25/32 ~ ” §	56,370	56,074
4.480% due 03/25/32 ~ ” §	61,517	61,712
Fannie Mae
4.000% due 08/25/09 ”	194,618	193,748
5.000% due 04/25/14 ”	148,118	147,815
5.380% due 11/25/23 ” §	850,000	877,490
Fannie Mae Grantor Trust
4.204% due 11/28/35 ” §	198,612	198,663
Fannie Mae Whole Loan
4.541% due 05/25/34 ” §	17,077	17,030
Freddie Mac
2.750% due 02/15/12 ”	204,148	202,651
3.500% due 03/15/10 ”	191,844	191,173
5.000% due 09/15/16 - 05/15/19 ” ±	689,298	688,843
6.250% due 04/15/23 ”	97,188	97,661
Freddie Mac Structured Pass-Through Securities
4.526% due 10/25/44 ” §	232,926	234,372
4.726% due 07/25/44 ” §	1,292,554	1,312,587
GMAC Mortgage Corp Loan Trust
5.500% due 09/25/34 ”	139,580	138,808
Harborview Mortgage Loan Trust
4.590% due 05/19/35 ” §	176,634	175,856
Mellon Residential Funding Corp
4.609% due 06/15/30 ” §	39,761	39,714
MLCC Mortgage Investors Inc
4.749% due 03/15/25 ” §	78,298	78,650
Residential Asset Securitization Trust
4.779% due 05/25/33 ” §	93,824	94,036
Small Business Administration
4.754% due 08/10/14 ”	189,130	186,186

See explanation of symbols and terms, if any, on page 39

PACIFIC FUNDS
PF PIMCO MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2005 (Unaudited)

	Principal Amount		Value

Washington Mutual Inc
4.324% due 02/27/34 ” §		$23,372	$23,281
4.563% due 08/25/42 ” §		42,504	42,303
4.649% due 12/25/27 ” §		209,877	209,854
4.689% due 01/25/45 ” §		156,509	156,666
4.699% due 01/25/45 ” §		160,340	160,100
5.139% due 10/25/32 ” §		32,391	32,313
Wells Fargo Mortgage-Backed Securities Trust
3.989% due 01/25/35 ” §		427,578	419,188

			8,192,355

Fannie Mae - 55.65%

4.197% due 11/01/34 ” §		744,608	737,892
4.526% due 10/01/44 ” §		323,369	326,195
5.000% due 08/01/35 -
12/01/35 ” ±		1,590,026	1,541,166
5.000% due 02/13/36 # ”		1,000,000	968,438
5.275% due 12/01/36 ” §		55,824	56,030
5.500% due 12/01/14 -
11/01/35 ” ±		21,263,124	21,066,739
5.500% due 01/15/36 -
02/15/36 # ” ±		11,600,000	11,487,150
6.000% due 09/01/22 -
01/01/23 ” ±		290,155	295,446
6.500% due 03/01/17 ”		188,076	193,294

			36,672,350

Freddie Mac - 1.34%

5.500% due 08/01/07 - 03/01/23 ” ±		147,057	147,462
5.712% due 04/01/32 ” §		246,531	254,290
5.925% due 11/01/31 ” §		40,541	40,693
6.000% due 12/01/22 -
03/01/23 ” ±		431,116	438,873

			881,318

Total Mortgage-Backed Securities
(Cost $46,034,010)			45,746,023

ASSET-BACKED SECURITIES - 1.68%

AAA Trust
4.479% due 11/26/35 ~ ” §		190,592	190,830
Bank One Issuance Trust
4.419% due 10/15/08 ” §		200,000	200,140
Carrington Mortgage Loan Trust
4.459% due 06/25/35 ” §		202,986	203,112
Countrywide Asset-Backed Certificates
4.459% due 12/25/35 ” §		216,119	216,265
DaimlerChrysler Auto Trust
3.750% due 12/08/07 ”		80,042	79,855
Morgan Stanley Dean Witter Capital I Inc Trust
4.709% due 07/25/32 ” §		974	983
New Century Home Equity Loan Trust
4.469% due 07/25/35 ” §		214,038	214,136

Total Asset-Backed Securities
(Cost $1,104,905)			1,105,321

U.S GOVERNMENT AGENCY ISSUE - 1.37%

Fannie Mae
4.376% due 09/22/06 §		900,000	899,978

Total U.S. Government Agency Issue
(Cost $899,566)			899,978

U.S. TREASURY OBLIGATIONS - 16.88%

U.S. Treasury Bonds - 7.58%

6.000% due 02/15/26		1,100,000	1,297,485
6.125% due 11/15/27		300,000	362,109
6.250% due 08/15/23		500,000	597,227
7.250% due 08/15/22		100,000	130,258
8.125% due 08/15/19		400,000	542,782
8.750% due 05/15/17		1,100,000	1,510,868
8.875% due 08/15/17		400,000	555,969

			4,996,698

U.S. Treasury Inflation Protected Securities - 0.47%

1.875% due 07/15/13 ^		108,445	106,996
1.875% due 07/15/15 ^		102,398	100,734
2.000% due 07/15/14 ^		105,665	105,108

			312,838

U.S. Treasury Notes - 8.83%

3.875% due 09/15/10		900,000	881,544
4.125% due 05/15/15 #		1,000,000	978,399
4.250% due 11/15/13 #		300,000	297,234
4.250% due 08/15/14 #		700,000	692,563
4.250% due 11/15/14 #		3,000,000	2,966,016

			5,815,756

Total U.S. Treasury Obligations
(Cost $11,043,589)			11,125,292

FOREIGN GOVERNMENT BONDS, NOTES & RIGHTS - 4.11%

French Treasury Notes (France)
5.000% due 01/12/06	EUR	1,080,000	1,279,268
Hong Kong Government International Bond
(Hong Kong)
5.125% due 08/01/14 ~		$100,000	100,333
Republic of Brazil (Brazil)
5.188% due 04/15/06 §		8,000	8,005
5.250% due 04/15/09 §		6,589	6,563
5.250% due 04/15/12 §		160,591	158,985
8.000% due 01/15/18		94,000	101,661
11.500% due 03/12/08		170,000	190,570
Republic of Panama (Panama)
9.625% due 02/08/11		48,000	56,280
Republic of Peru (Peru)
9.125% due 02/21/12		232,000	266,220
Republic of South Africa (South Africa)
9.125% due 05/19/09		25,000	28,094
Russian Federation Government Bond (Russia)
5.000% due 03/31/30 §		200,000	226,276
8.250% due 03/31/10		40,000	42,676
United Mexican States (Mexico)
8.000% due 09/24/22		185,000	228,706

See explanation of symbols and terms, if any, on page 39

PACIFIC FUNDS
PF PIMCO MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2005 (Unaudited)

		Notional Amount	Value

United Mexican States Value Recovery Rights
(Mexico)
0.000% due 06/30/06 §		$250,000	$5,138
0.000% due 06/30/07 §		250,000	6,563

Total Foreign Government Bonds, Notes & Rights
(Cost $2,572,865)			2,705,338

		Principal Amount

MUNICIPAL BONDS - 1.86%

Austin Texas Water & Wastewater System Revenue
‘1114’
6.220% due 11/15/29 ~ §		100,000	109,016
California State Economic Recovery ‘1072’
6.240% due 07/01/11 ~ §		50,000	57,742
Chicago Illinois ‘1110’
6.220% due 01/01/34 ~ §		100,000	106,544
Energy Northwest Washington Electric Revenue ‘A’
5.500% due 07/01/12		100,000	109,996
Florida State Board of Education ‘A’
5.000% due 06/01/32		100,000	104,589
Golden State Tobacco Securitization Corp CA ‘A-1’
6.250% due 06/01/33		50,000	54,439
6.750% due 06/01/39		100,000	111,961
New York City Municipal Water Finance Authority
‘1083’
6.220% due 06/15/34 ~ §		50,000	53,386
New York City Municipal Water Finance Authority
‘1307’
5.667% due 06/15/38 ~ §		50,000	53,732
San Antonio Texas Refunding ‘A’
5.000% due 02/01/10		100,000	105,683
State of Texas ‘1306’
5.185% due 04/01/35 ~ §		50,000	50,663
Tobacco Settlement Financing Corp NJ
6.000% due 06/01/37		200,000	207,290
Tobacco Settlement Financing Corp VA
5.625% due 06/01/37		100,000	100,757

Total Municipal Bonds
(Cost $1,183,243)			1,225,798

		Notional Amount

PURCHASED CALL OPTIONS - 0.06%

2-Year Interest Rate Swap (3-Month LIBOR vs.
4.250%) OTC
Strike @ $4.25 Exp. 10/12/06
Broker: JPMorgan Chase & Co		5,300,000	7,579
2-Year Interest Rate Swap (3-Month LIBOR vs.
4.250%) OTC
Strike @ $4.25 Exp. 10/19/06
Broker: Barclays PLC		2,300,000	3,429
2-Year Interest Rate Swap (3-Month LIBOR vs.
4.750%) OTC
Strike @ $4.75 Exp. 08/08/06
Broker: Merrill Lynch & Co Inc		3,300,000	12,279
30-Year Interest Rate Swap (3-Month LIBOR vs.
5.750%) OTC
Strike @ $5.75 Exp. 04/27/09
Broker: Lehman Brothers Holdings Inc		100,000	12,977

Total Purchased Call Options
(Cost $41,947)			36,264

PURCHASED PUT OPTIONS - 0.00%

30-Year Interest Rate Swap (3-Month LIBOR vs.
6.250%) OTC
Strike @ $6.25 Exp. 04/27/09
Broker: Lehman Brothers Holdings Inc		100,000	2,993

		Number of Contracts

Eurodollar (12/06) Futures CME
Strike @ $91.75 Exp. 12/18/06
Broker: Merrill Lynch & Co Inc		13	81

Total Purchased Put Options
(Cost $7,274)			3,074

		Principal
		Amount

SHORT-TERM INVESTMENTS – 29.17%

Commercial Paper - 17.62%

ANZ National Ltd DE
4.270% due 02/22/06		$1,900,000	1,888,568
CBA Finance DE
4.260% due 02/21/06		1,800,000	1,789,367
Dexia LLC DE
4.375% due 03/13/06		800,000	793,313
DnB NOR Bank ASA (Norway)
4.255% due 03/08/06		1,300,000	1,289,880
4.265% due 02/22/06		700,000	695,759
HBOS Treasury Services PLC (United Kingdom)
4.285% due 02/24/06		1,800,000	1,788,724
ING U.S. Funding LLC
4.380% due 03/15/06		1,700,000	1,685,362
UBS Finance LLC DE
4.190% due 01/03/06		400,000	399,907
4.440% due 04/28/06		1,300,000	1,281,478

			11,612,358

Foreign Government Issues - 6.51%

Dutch Treasury Certificates (Netherlands)
2.197% due 02/28/06	EUR	940,000	1,108,964
2.466% due 01/31/06		1,270,000	1,500,930

See explanation of symbols and terms, if any, on page 39

PACIFIC FUNDS
PF PIMCO MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2005 (Unaudited)

	Principal
	Amount		Value

French Treasury Bills (France)
2.186% due 02/09/06	EUR	730,000	$862,169
2.426% due 05/24/06		700,000	820,770

			4,292,833

U.S. Government Agency Issues - 2.24%

Fannie Mae
4.390% due 05/10/06		$1,300,000	1,279,890
Federal Home Loan Bank
4.310% due 03/22/06		200,000	198,165

			1,478,055

U.S. Treasury Bills - 0.78%

3.830% due 03/16/06 ‡		60,000	59,532
3.890% due 03/02/06 ‡		460,000	457,142

			516,674

	Shares

Money Market Funds - 2.02%

BlackRock Liquidity Funds Institutional TempCash		665,348	665,348
BlackRock Liquidity Funds Institutional TempFund		665,348	665,348

			1,330,696

Total Short-Term Investments
(Cost $19,212,328)			19,230,616

TOTAL INVESTMENTS - 127.10%
(Cost $83,753,596)			83,754,336

OTHER ASSETS & LIABILITIES, NET - (27.10%)			(17,856,803)

NET ASSETS - 100.00%			$65,897,533

Notes to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b) Securities with an aggregate market value of $516,674 were segregated with the custodian to cover margin requirements for the following open futures contracts as of December 31, 2005:

Long Futures Outstanding	Number of Contracts	Notional Amount		Unrealized Appreciation (Depreciation)

Euro-Bund 10-Year Notes (03/06)	23	EUR	2,300,000	$24,518
Eurodollar (03/06)	12		$12,000,000	(6,300)
Eurodollar (06/06)	94		94,000,000	(3,625)
U.S. Treasury 5-Year Notes (03/06)	62		6,200,000	17,438

Short Futures Outstanding

U.S. Treasury 20-Year Bonds (03/06)	13		1,300,000	(34,023)

				($1,992)

(c) Investment sold short outstanding as of December 31, 2005:

Type	Principal Amount	Value

U.S. Treasury Notes
4.250% due 08/15/13 #	$500,000	$495,684

Total Investment sold short
(Proceeds $491,469)		$495,684

(d) Forward foreign currency contracts outstanding as of December 31, 2005 were as follows:

Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Unrealized Appreciation (Depreciation)

Buy	EUR	782,000	01/06	($2,559)
Sell	EUR	5,184,000	01/06	(22,826)
Buy	JPY	66,327,000	01/06	23

				($25,362)

(e) Transactions in written options for the period ended December 31, 2005 were as follows:

	Number of Contracts	Premium

Outstanding, March 31, 2005	3,200,047	$94,249
Call Options Written	6,500,055	57,085
Put Options Written	1,800,063	26,369
Call Options Expired	(3,400,068)	(59,710)
Put Options Expired	(3,400,066)	(72,993)
Put Options Repurchased	(13)	(4,020)

Outstanding, December 31, 2005	4,700,018	$40,980

See explanation of symbols and terms, if any, on page 39

PACIFIC FUNDS
PF PIMCO MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2005 (Unaudited)

(f) Premiums received and value of written options outstanding as of December 31, 2005:

Counterparty	Type	Pay/Receive Floating Rate Based on 3-Month LIBOR	Exercise Rate	Expiration Date	Notional Amount	Premium	Value

Merrill Lynch & Co Inc	Call - OTC 5-Year Interest Rate Swap	Receive	4.780%	08/08/06	$1,400,000	$13,195	$13,314
JPMorgan Chase & Co	Call - OTC 5-Year Interest Rate Swap	Receive	4.300%	10/12/06	2,300,000	16,675	9,221
Barclays PLC	Call - OTC 5-Year Interest Rate Swap	Receive	4.310%	10/19/06	1,000,000	6,950	4,242

			Strike Price		Number of Contracts

Merrill Lynch & Co Inc	Put - CBOT U.S. Treasury 10-Year Futures		$107.00	02/24/06	9	2,080	1,406
Merrill Lynch & Co Inc	Call - CBOT U.S. Treasury 10-Year Futures		111.00	02/24/06	9	2,080	2,250

						$40,980	$30,433

(g) Credit default swaps outstanding as of December 31, 2005:

Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)

Credit Suisse Group	Gaz Capital SA 8.625% due 04/28/34	Sell	0.720%	04/20/06	$100,000	$114
Citigroup Inc	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	2.950%	06/20/06	100,000	(1,154)
Merrill Lynch & Co Inc	Russian Federation 5.000% due 03/31/30	Sell	0.610%	03/20/07	100,000	289
The Goldman Sachs Group Inc	Russian Federation 5.000% due 03/31/30	Sell	0.700%	03/20/07	100,000	397
HSBC Holdings PLC	General Motors Corp 7.125% due 07/15/13	Sell	3.750%	06/20/07	200,000	(31,823)
Lehman Brothers Holdings Inc	Johnson & Johnson 3.800% due 05/15/13	Buy	(0.110%)	12/20/08	100,000	(201)
Lehman Brothers Holdings Inc	The Home Depot Inc 5.375% due 04/01/06	Buy	(0.120%)	12/20/08	100,000	(117)
Citigroup Inc	Wal-Mart Stores Inc 3.375% due 10/01/08	Buy	(0.140%)	12/20/08	100,000	(206)
Barclays PLC	Eli Lilly & Co 6.000% due 03/15/12	Buy	(0.160%)	12/20/08	100,000	(313)
Morgan Stanley	Emerson Electric Co 4.625% due 10/15/12	Buy	(0.210%)	12/20/08	100,000	(160)
Merrill Lynch & Co Inc	Gannett Co Inc 6.375% due 04/01/12	Buy	(0.220%)	12/20/08	100,000	162
Morgan Stanley	The Allstate Corp 6.125% due 02/15/12	Buy	(0.260%)	12/20/08	100,000	(501)
Citigroup Inc	Eaton Corp 5.750% due 07/15/12	Buy	(0.280%)	12/20/08	100,000	(377)
Barclays PLC	FedEx Corp 7.250% due 10/15/12	Buy	(0.290%)	12/20/08	100,000	(455)
Lehman Brothers Holdings Inc	Whirlpool Corp 8.600% due 05/01/10	Buy	(0.290%)	12/20/08	100,000	(39)
Merrill Lynch & Co Inc	Ingersoll-Rand Co Ltd 6.480% due 06/01/25	Buy	(0.320%)	12/20/08	100,000	(557)
Morgan Stanley	Dow Jones CDX NA EM3 Index	Sell	2.100%	06/20/10	400,000	25,940
Lehman Brothers Holdings Inc	Republic of Turkey 11.875% due 01/15/30	Buy	(2.260%)	09/20/10	100,000	(3,482)
Lehman Brothers Holdings Inc	Dow Jones CDX NA XO5 Index	Sell	2.000%	12/20/10	300,000	(600)

						($13,083)

(h) Interest rate swaps outstanding as of December 31, 2005:

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation (Depreciation)

Lehman Brothers Holdings Inc	3-Month USD-LIBOR	Pay	5.000%	06/21/11		$1,200,000	$5,867
UBS AG	3-Month USD-LIBOR	Pay	5.000%	06/21/11		1,500,000	7,334
Barclays PLC	6-Month EUR-LIBOR	Receive	4.000%	12/15/14	EUR	1,000,000	(2,682)
JPMorgan Chase & Co	6-Month EUR-LIBOR	Receive	4.000%	12/15/14		700,000	(12,991)
Merrill Lynch & Co Inc	6-Month EUR-LIBOR	Receive	4.000%	12/15/14		2,500,000	253
Barclays PLC	3-Month USD-LIBOR	Receive	5.000%	06/21/16		$100,000	(1,335)
Lehman Brothers Holdings Inc	3-Month USD-LIBOR	Receive	5.000%	06/21/16		200,000	(2,662)
The Goldman Sachs Group Inc	3-Month USD-LIBOR	Receive	5.000%	06/21/16		2,100,000	(27,904)

							($34,120)

See explanation of symbols and terms, if any, on page 39

PACIFIC FUNDS
PF PIMCO INFLATION MANAGED FUND
Schedule of Investments
December 31, 2005 (Unaudited)

	Principal Amount		Value

CORPORATE BONDS & NOTES - 1.99%

Financial Services - 1.99%

Ford Motor Credit Co
5.800% due 01/12/09		$500,000	$436,459
General Electric Capital Corp
4.520% due 12/12/08 §		100,000	100,048
General Motors Acceptance Corp
5.050% due 01/16/07 §		500,000	475,187
Pemex Project Funding Master Trust
9.750% due 03/30/18 ~		200,000	255,200
Travelers Property Casualty Corp
3.750% due 03/15/08		100,000	97,582

			1,364,476

Total Corporate Bonds & Notes
(Cost $1,410,755)			1,364,476

MORTGAGE-BACKED SECURITIES - 4.14%

Collateralized Mortgage Obligations - 0.40%

Countrywide Home Loan Mortgage Pass- Through Trust
4.719% due 06/25/35 ~ ” §		88,929	89,118
GSR Mortgage Loan Trust
4.541% due 09/25/35 ” §		188,765	185,728

			274,846

Fannie Mae - 3.74%

5.000 % due 02/13/36 ” #		500,000	484,219
5.500 % due 01/12/36 ” #		2,100,000	2,079,655

			2,563,874

Total Mortgage-Backed Securities
(Cost $2,825,336)			2,838,720

ASSET-BACKED SECURITY - 0.02%

Freddie Mac Structured Pass-Through Securities
4.519% due 09/25/31 ” §		9,859	9,864

Total Asset-Backed Security
(Cost $9,862)			9,864

U.S. TREASURY OBLIGATIONS - 94.32%

U.S. Treasury Bonds - 0.19%

6.625 % due 02/15/27		100,000	126,898

U.S. Treasury Inflation Protected Securities - 94.13%

0.875 % due 04/15/10 ^		1,681,840	1,599,391
1.625 % due 01/15/15 ^		3,441,537	3,316,647
1.875 % due 07/15/13 ^		1,192,803	1,176,868
1.875 % due 07/15/15 ^		7,064,082	6,949,298
2.000 % due 01/15/14 ^		3,718,134	3,698,238
2.000 % due 07/15/14 ^		10,458,756	10,403,607
2.375 % due 01/15/25 ^		5,630,825	5,919,850
3.000 % due 07/15/12 ^		3,682,571	3,894,897
3.375 % due 01/15/07 ^		3,142,225	3,166,285
3.375% due 04/15/32 ^		280,473	364,943
3.500% due 01/15/11 # ^		2,274,240	2,431,306
3.625% due 01/15/08 ^		2,341,978	2,405,560
3.625% due 04/15/28 ^		1,933,000	2,494,175
3.875% due 01/15/09 ^		3,642,720	3,829,697
3.875% due 04/15/29 ^		6,965,205	9,400,854
4.250% due 01/15/10 ^		3,195,720	3,465,362

			64,516,978

Total U.S. Treasury Obligations
(Cost $64,848,895)			64,643,876

FOREIGN GOVERNMENT BONDS & NOTES - 0.43%

Republic of Brazil (Brazil)
5.250% due 04/15/12 §		76,472	75,707
Russian Federation Government Bond (Russia)
5.000% due 03/31/30 §		100,000	113,138
8.250% due 03/31/10		100,000	106,690

Total Foreign Government Bonds & Notes
(Cost $285,232)			295,535

MUNICIPAL BONDS - 0.31%

New Hampshire Municipal Bond Bank ‘B’
5.000% due 08/15/13		100,000	108,828
Tobacco Settlement Financing Corp RI ‘A’
6.000% due 06/01/23		100,000	104,749

Total Municipal Bonds
(Cost $195,694)			213,577

SHORT-TERM INVESTMENTS - 5.52%

Commercial Paper - 1.73%

Barclays U.S. Funding LLC
4.305% due 02/28/06		500,000	496,624
DnB Nor Bank ASA (Norway)
4.470% due 04/28/06		700,000	689,960

			1,186,584

Foreign Government Issues - 2.67%

Dutch Treasury Certificates (Netherlands)
2.062% due 01/31/06	EUR	330,000	390,005
2.271% due 02/28/06		1,220,000	1,439,295

			1,829,300

U.S. Treasury Bills - 0.17%

3.830 % due 03/16/06 ‡		$115,000	114,103

See explanation of symbols and terms, if any, on page 39

PACIFIC FUNDS
PF PIMCO INFLATION MANAGED FUND
Schedule of Investments (Continued)
December 31, 2005 (Unaudited)

	Shares	Value

Money Market Funds - 0.95%

BlackRock Liquidity Funds Institutional TempCash	327,619	$327,619
BlackRock Liquidity Funds Institutional TempFund	327,618	327,618

		655,237

Total Short-Term Investments
(Cost $3,778,002)		3,785,224

TOTAL INVESTMENTS - 106.73%
(Cost $73,353,776)		73,151,272

OTHER ASSETS & LIABILITIES, NET - (6.73%)		(4,611,135)

NET ASSETS - 100.00%		$68,540,137

Notes to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b) Securities with an aggregate market value of $114,103 were segregated with the custodian to cover margin requirements for the following open futures contracts as of December 31, 2005:

Long Futures Outstanding	Number of Contracts	Notional Amount		Unrealized Appreciation (Depreciation)

Euro-Bund 10-Year Notes (03/06)	5	EUR	500,000	$5,979
Eurodollar (06/06)	13		$13,000,000	488
Eurodollar (12/06)	1		1,000,000	(13)
Eurodollar (03/07)	1		1,000,000	38
Eurodollar (06/07)	1		1,000,000	75
Eurodollar (09/07)	1		1,000,000	100
U.S. Treasury 5-Year Notes (03/06)	33		3,300,000	5,922

Short Futures Outstanding

U.S. Treasury 10-Year Notes (03/06)	8		800,000	(3,094)
U.S. Treasury 20-Year Bonds (03/06)	5		500,000	(8,688)

				$807

(c) Investment sold short outstanding as of December 31, 2005:

Type	Principal Amount	Value

U.S. Treasury Notes
4.250% due 11/15/13 #	$600,000	$594,469

Total Investment sold short
(Proceeds $587,678)		$594,469

(d) Forward foreign currency contracts outstanding as of December 31, 2005 were as follows:

Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Unrealized Appreciation (Depreciation)

Buy	EUR	63,000	01/06	($206)
Sell	EUR	1,548,000	01/06	(13,499)
Buy	JPY	55,527,000	01/06	20
Sell	JPY	6,000,000	01/06	(291)

				($13,976)

(e) Transactions in written options for the year ended December 31, 2005 were as follows:

	Number of Contracts	Premium

Outstanding, March 31, 2005	36	$8,099
Call Options Written	93	19,037
Put Options Written	93	23,568
Call Options Expired	(78)	(15,811)
Put Options Expired	(78)	(19,436)

Outstanding, December 31, 2005	66	$15,457

See explanation of symbols and terms, if any, on page 39

PACIFIC FUNDS
PF PIMCO INFLATION MANAGED FUND
Schedule of Investments (Continued)
December 31, 2005 (Unaudited)

(f) Premiums received and value of written options outstanding as of December 31, 2005:

Counterparty	Type	Strike Price	Expiration Date	Number of Contracts	Premium	Value

JPMorgan Chase & Co	Put - CBOT U.S. Treasury 10-Year Futures	$107.00	01/27/06	26	$6,009	$1,218
JPMorgan Chase & Co	Call - CBOT U.S. Treasury 10-Year Futures	110.00	01/27/06	26	4,790	7,719
JPMorgan Chase & Co	Put - CBOT U.S. Treasury 10-Year Futures	107.00	02/24/06	7	3,040	1,094
JPMorgan Chase & Co	Call - CBOT U.S. Treasury 10-Year Futures	111.00	02/24/06	7	1,618	1,750

					$15,457	$11,781

(g) Credit default swap outstanding as of December 31, 2005:

Counterparty	Reference Entity	(Buy)/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Depreciation

The Bear Stearns Cos Inc	Ford Motor Credit Co 7.000% due 10/01/13	Sell	4.350%	06/20/07	$500,000	($6,022)

(h) Interest rate swaps outstanding as of December 31, 2005:

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation (Depreciation)

Barclays PLC	3-Month USD-LIBOR	Pay	5.000%	06/21/08		$12,000,000	$22,415
The Goldman Sachs Group Inc	3-Month USD-LIBOR	Pay	5.000%	06/21/08		400,000	795
UBS AG	3-Month USD-LIBOR	Pay	5.000%	06/21/08		600,000	1,193
Barclays PLC	France CPI Excluding Tobacco	Pay	2.103%	10/15/10	EUR	500,000	3,298
UBS AG	France CPI Excluding Tobacco	Pay	2.146%	10/15/10		100,000	788
Lehman Brothers Holdings Inc	3-Month USD-LIBOR	Receive	5.000%	06/21/11		$200,000	(978)
Barclays PLC	3-Month USD-LIBOR	Receive	5.000%	06/21/13		300,000	(2,148)
The Goldman Sachs Group Inc	6-Month EUR-LIBOR	Receive	4.500%	06/17/15	EUR	500,000	6,057
JPMorgan Chase & Co	3-Month USD-LIBOR	Receive	5.000%	06/21/16		$300,000	(3,993)
The Goldman Sachs Group Inc	3-Month USD-LIBOR	Receive	5.000%	06/21/16		4,500,000	(59,795)

							($32,368)

See explanation of symbols and terms, if any, on page 39

PACIFIC FUNDS
PF PACIFIC LIFE MONEY MARKET FUND
Schedule of Investments
December 31, 2005 (Unaudited)

	Principal Amount	Value

SHORT-TERM INVESTMENTS - 100.24%

Asset-Backed Securities - 0.89%

Caterpillar Financial Asset Trust
3.206% due 04/25/06 ”	$11,522	$11,522
GE Commercial Equipment Financing LLC
3.424% due 06/20/06 ”	140,897	140,897
Honda Auto Receivables Owner Trust
3.182% due 05/15/06 ”	5,590	5,590

		158,009

Commercial Paper - 56.68%

BellSouth Corp
4.280% due 01/05/06	700,000	699,667
BMW U.S. Capital LLC
4.230% due 01/19/06	650,000	648,625
Colgate-Palmolive Co
4.180% due 01/26/06	700,000	697,968
Consolidated Edison Co of NY
4.280% due 01/05/06	275,000	274,869
4.350% due 01/06/06	400,000	399,758
Dover Corp
4.260% due 01/30/06	700,000	697,598
First Data Corp
4.280% due 01/05/06	700,000	699,667
Gannett Co Inc
4.260% due 01/05/06	400,000	399,811
Honeywell International Inc
4.250% due 01/04/06	700,000	699,752
Kimberly-Clark Worldwide Inc
4.220% due 01/11/06	500,000	499,414
4.220% due 01/23/06	100,000	99,742
National Rural Utilities Cooperative Finance Corp
4.300% due 01/24/06	700,000	698,077
NSTAR
4.210% due 01/13/06	700,000	699,018
Parker-Hannifin Corp
4.280% due 01/31/06	200,000	199,287
Societe Generale North America Inc
4.260% due 01/06/06	700,000	699,586
The Hershey Co
4.220% due 01/20/06	600,000	598,664
The Southern Co Funding Corp
4.270% due 01/03/06	500,000	499,881
The Stanley Works
4.290% due 01/26/06	700,000	697,915
UBS Finance LLC DE
4.280% due 01/13/06	150,000	149,786

		10,059,085

Corporate Notes - 11.27%

American Honda Finance Corp
4.251% due 11/07/06 ~ §	500,000	500,000
Norddeutsche Landesbank NY
4.328% due 09/14/06 §	1,000,000	999,926
Westdeutsche Landesbank NY
4.320% due 03/20/06 §	500,000	499,988

		1,999,914

U.S. Government Agency Issues - 31.26%

Federal Home Loan Bank
3.750% due 04/18/06 §	500,000	500,000
3.750% due 05/09/06 §	500,000	500,000
4.000% due 03/03/06 §	550,000	550,000
4.000% due 03/07/06	500,000	500,000
4.000% due 08/18/06 §	2,000,000	2,000,000
4.000% due 10/20/06 §	250,000	250,000
4.000% due 11/15/06 §	250,000	250,000
4.060% due 01/27/06	1,000,000	997,068

		5,547,068

	Shares

Money Market Fund - 0.14%

BlackRock Liquidity Funds Institutional TempFund	25,559	25,559

Total Short-Term Investments
(Amortized Cost $17,789,635)		17,789,635

TOTAL INVESTMENTS - 100.24%
(Amortized Cost $17,789,635)		17,789,635

OTHER ASSETS & LIABILITIES, NET - (0.24%)		(42,514)

NET ASSETS - 100.00%		$17,747,121

Note to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See explanation of symbols and terms, if any, on page 39

PACIFIC FUNDS
PF SALOMON BROTHERS LARGE-CAP VALUE FUND
Schedule of Investments
December 31, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS - 93.94%

Consumer Discretionary - 14.48%

EchoStar Communications Corp ‘A’ *	10,200	$277,134
J.C. Penney Co Inc	6,600	366,960
Kimberly-Clark Corp	8,500	507,025
Liberty Global Inc ‘A’ *	4,700	105,750
Liberty Global Inc ‘C’ *	2,260	47,912
Liberty Media Corp ‘A’ *	42,300	332,901
McDonald’s Corp	16,800	566,496
Newell Rubbermaid Inc	14,100	335,298
News Corp ‘B’	47,100	782,331
Target Corp	5,400	296,838
Time Warner Inc	30,400	530,176
Wal-Mart Stores Inc	12,000	561,600

		4,710,421

Consumer Staples - 6.69%

Altria Group Inc	14,000	1,046,080
Sara Lee Corp	17,300	326,970
The Kroger Co *	42,600	804,288

		2,177,338

Energy - 1.20%

ENSCO International Inc	3,900	172,965
Halliburton Co	3,500	216,860

		389,825

Financial Services - 29.34%

American Express Co	9,400	483,724
American International Group Inc	11,000	750,530
Bank of America Corp	25,700	1,186,055
Capital One Financial Corp	9,300	803,520
Equity Office Properties Trust	9,000	272,970
Equity Residential	6,100	238,632
Freddie Mac	8,400	548,940
Golden West Financial Corp	7,700	508,200
JPMorgan Chase & Co	16,400	650,916
Loews Corp	5,800	550,130
MBNA Corp	6,800	184,688
Merrill Lynch & Co Inc	12,000	812,760
The Chubb Corp	4,140	404,271
The Goldman Sachs Group Inc	4,000	510,840
The St. Paul Travelers Cos Inc	2,700	120,609
U.S. Bancorp	10,600	316,834
Wachovia Corp	9,600	507,456
Wells Fargo & Co	11,000	691,130

		9,542,205

Health Care - 10.45%

Abbott Laboratories	9,600	378,528
Johnson & Johnson	5,800	348,580
Novartis AG ADR (Switzerland)	8,900	467,072
Pfizer Inc	19,600	457,072
Sanofi-Aventis ADR (France)	10,800	474,120
UnitedHealth Group Inc	11,000	683,540
WellPoint Inc *	7,400	590,446

		3,399,358

Integrated Oils - 8.12%

GlobalSantaFe Corp (Cayman)	8,400	404,460
Marathon Oil Corp	10,900	664,573
Nexen Inc (Canada)	2,540	120,980
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	4,900	301,301
Suncor Energy Inc (Canada)	4,800	303,024
Total SA ADR (France)	6,700	846,880

		2,641,218

Materials & Processing - 3.26%

Air Products & Chemicals Inc	4,900	290,031
Avery Dennison Corp	6,600	364,782
E.I. du Pont de Nemours & Co	9,500	403,750

		1,058,563

Multi-Industry - 1.47%

Textron Inc	6,200	477,276

Producer Durables - 3.52%

The Boeing Co	9,600	674,304
United Technologies Corp	8,400	469,644

		1,143,948

Technology - 6.41%

Comverse Technology Inc *	11,600	308,444
International Business Machines Corp	4,100	337,020
Microsoft Corp	12,400	324,260
Nokia OYJ ADR (Finland)	27,800	508,740
Nortel Networks Corp * (Canada)	71,100	217,566
Raytheon Co	9,700	389,455

		2,085,485

Utilities - 9.00%

Alltel Corp	10,000	631,000
AT&T Inc	23,047	564,421
Sempra Energy	13,300	596,372
SES GLOBAL SA FDR (Luxembourg)	8,900	155,837
Sprint Nextel Corp	41,901	978,808

		2,926,438

Total Common Stocks
(Cost $25,459,700)		30,552,075

See explanation of symbols and terms, if any, on page 39

PACIFIC FUNDS
PF SALOMON BROTHERS LARGE-CAP VALUE FUND
Schedule of Investments (Continued)
December 31, 2005 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENT - 4.64%

Money Market Fund - 4.64%

BlackRock Liquidity Funds Institutional TempFund	1,511,293	$1,511,293

Total Short-Term Investment
(Cost $1,511,293)		1,511,293

TOTAL INVESTMENTS - 98.58%
(Cost $26,970,993)		32,063,368

OTHER ASSETS & LIABILITIES, NET - 1.42%		460,249

NET ASSETS - 100.00%		$32,523,617

See explanation of symbols and terms, if any, on page 39

PACIFIC FUNDS
PF VAN KAMPEN COMSTOCK FUND
Schedule of Investments
December 31, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS - 86.67%

Autos & Transportation - 0.49%

Southwest Airlines Co	18,700	$307,241

Consumer Discretionary - 14.25%

Avon Products Inc	3,900	111,345
Best Buy Co Inc	4,750	206,530
Clear Channel Communications Inc	43,300	1,361,785
Federated Department Stores Inc	4,934	327,272
Gannett Co Inc	3,100	187,767
Jones Apparel Group Inc	11,274	346,338
Kimberly-Clark Corp	17,700	1,055,805
Liberty Media Corp ‘A’ *	87,400	687,838
Mattel Inc	12,700	200,914
News Corp ‘B’	20,900	347,149
The Walt Disney Co	36,500	874,905
Time Warner Inc	55,500	967,920
Tribune Co	6,000	181,560
Viacom Inc ‘B’ *	26,500	863,900
Wal-Mart Stores Inc	24,400	1,141,920

		8,862,948

Consumer Staples - 6.76%

Altria Group Inc	14,800	1,105,856
Anheuser-Busch Cos Inc	5,290	227,258
Kraft Foods Inc ‘A’	24,900	700,686
The Coca-Cola Co	20,100	810,231
Unilever NV ‘NY’ (Netherlands)	19,800	1,359,270

		4,203,301

Energy - 0.23%

Halliburton Co	2,300	142,508

Financial Services - 23.72%

Aflac Inc	1,500	69,630
Ambac Financial Group Inc	3,700	285,122
American International Group Inc	7,400	504,902
Assurant Inc	700	30,443
Bank of America Corp	42,000	1,938,300
Berkshire Hathaway Inc ‘B’ *	5	14,677
Citigroup Inc	40,800	1,980,024
Fannie Mae	4,700	229,407
First Data Corp	6,700	288,167
Freddie Mac	38,500	2,515,975
Genworth Financial Inc ‘A’	2,800	96,824
JPMorgan Chase & Co	13,800	547,722
Merrill Lynch & Co Inc	7,500	507,975
MetLife Inc	5,900	289,100
RenaissanceRe Holdings Ltd (Bermuda)	300	13,233
SunTrust Banks Inc	400	29,104
The Bank of New York Co Inc	18,600	592,410
The Chubb Corp	10,690	1,043,879
The Hartford Financial Services Group Inc	600	51,534
The PNC Financial Services Group Inc	11,200	692,496
The St. Paul Travelers Cos Inc	7,586	338,867
Torchmark Corp	6,700	372,520
Wachovia Corp	19,156	1,012,586
Wells Fargo & Co	20,900	1,313,147

		14,758,044

Health Care - 14.47%

AmerisourceBergen Corp	3,000	124,200
Boston Scientific Corp *	12,300	301,227
Bristol-Myers Squibb Co	82,200	1,888,956
Cardinal Health Inc	5,400	371,250
GlaxoSmithKline PLC ADR ‡ (United Kingdom)	46,300	2,337,224
Pfizer Inc	31,300	729,916
Roche Holding AG ADR (Switzerland)	14,000	1,047,915
Sanofi-Aventis ADR (France)	13,400	588,260
Schering-Plough Corp	38,800	808,980
Wyeth	17,400	801,618

		8,999,546

Integrated Oils - 0.87%

Total SA ADR (France)	4,300	543,520

Materials & Processing - 9.05%

Alcoa Inc	45,200	1,336,564
E.I. du Pont de Nemours & Co	27,600	1,173,000
International Paper Co	66,058	2,220,209
Rohm & Haas Co	9,100	440,622
The Dow Chemical Co	10,500	460,110

		5,630,505

Producer Durables - 0.23%

Cognex Corp	1,700	51,153
Credence Systems Corp *	3,800	26,448
Lexmark International Inc ‘A’ *	1,200	53,796
Novellus Systems Inc *	400	9,648

		141,045

Technology - 3.59%

Affiliated Computer Services Inc ‘A’ *	9,700	574,046
Cisco Systems Inc *	24,800	424,576
Dell Inc *	14,400	431,856
Flextronics International Ltd * (Singapore)	3,900	40,716
Hewlett-Packard Co	8,000	229,040
Intel Corp	700	17,472
International Business Machines Corp	2,700	221,940
Microsoft Corp	8,200	214,430
Nokia OYJ ADR (Finland)	2,400	43,920
Telefonaktiebolaget LM Ericsson ADR (Sweden)	1,100	37,840

		2,235,836

Utilities - 13.01%

American Electric Power Co Inc	11,600	430,244
AT&T Inc	90,400	2,213,896
Comcast Corp ‘A’ *	21,300	552,948
Constellation Energy Group Inc	4,100	236,160
Dominion Resources Inc	5,100	393,720
FirstEnergy Corp	10,100	494,799
Public Service Enterprise Group Inc	4,300	279,371
Sprint Nextel Corp	63,200	1,476,352
Verizon Communications Inc	67,000	2,018,040

		8,095,530

Total Common Stocks
(Cost $51,832,984)		53,920,024

See explanation of symbols and terms, if any, on page 39

PACIFIC FUNDS
PF VAN KAMPEN COMSTOCK FUND
Schedule of Investments (Continued)
December 31, 2005 (Unaudited)

	Principal Amount	Value

SHORT-TERM INVESTMENTS - 13.88%

U.S. Government Agency Issue - 13.82%

Federal Home Loan Bank
3.400% due 01/03/06	$8,600,000	$8,598,376

	Shares

Money Market Funds - 0.06%

BlackRock Liquidity Funds Institutional TempCash	18,223	18,223
BlackRock Liquidity Funds Institutional TempFund	18,224	18,224

		36,447

Total Short-Term Investments
(Cost $8,634,823)		8,634,823

TOTAL INVESTMENTS - 100.55%
(Cost $60,467,807)		62,554,847

OTHER ASSETS & LIABILITIES, NET - (0.55%)		(341,939)

NET ASSETS - 100.00%		$62,212,908

Notes to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b) Security with an approximate aggregate market value of $504,800 was segregated with the custodian to cover margin requirements for the following open futures contracts as of December 31, 2005:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Depreciation

S&P 500 (03/06)	14	$4,397,100	($5,230)

See explanation of symbols and terms, if any, on page 39

PACIFIC FUNDS
PF VAN KAMPEN MID-CAP GROWTH FUND
Schedule of Investments
December 31, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS - 97.72%

Autos & Transportation - 6.12%

C.H. Robinson Worldwide Inc	21,550	$797,996
Expeditors International of Washington Inc	12,400	837,124
Harley-Davidson Inc	10,900	561,241

		2,196,361

Consumer Discretionary - 44.65%

Activision Inc *	54,910	754,463
AutoZone Inc *	11,700	1,073,475
Career Education Corp *	11,600	391,152
Chico’s FAS Inc *	8,120	356,712
ChoicePoint Inc *	7,225	321,585
Expedia Inc *	22,200	531,912
Gaylord Entertainment Co *	8,400	366,156
Getty Images Inc *	13,551	1,209,698
International Game Technology	35,050	1,078,839
International Speedway Corp ‘A’	7,710	369,309
Iron Mountain Inc *	21,952	926,813
ITT Educational Services Inc *	11,550	682,720
Lamar Advertising Co ‘A’ *	10,885	502,234
Monster Worldwide Inc *	29,300	1,196,026
NetEase.com Inc ADR * (Cayman)	6,100	342,576
P.F. Chang’s China Bistro Inc *	9,880	490,344
SCP Pool Corp	9,600	357,312
SINA Corp * (Cayman)	7,300	176,368
Station Casinos Inc	10,675	723,765
Strayer Education Inc	6,225	583,283
The Cheesecake Factory Inc *	9,950	372,031
The Corporate Executive Board Co	15,483	1,388,825
Tractor Supply Co *	8,868	469,472
Weight Watchers International Inc *	5,600	276,808
Wendy’s International Inc	10,575	584,375
Wynn Resorts Ltd *	9,045	496,118

		16,022,371

Consumer Staples - 1.53%

Loews Corp - Carolina Group	12,500	549,875

Energy - 2.10%

Southwestern Energy Co *	20,980	754,021

Financial Services – 10.76%

Ameritrade Holding Corp *	16,850	404,400
Brookfield Asset Management Inc ‘A’ (Canada)	14,700	739,851
Brown & Brown Inc	13,500	412,290
Calamos Asset Management Inc ‘A’	17,888	562,577
CB Richard Ellis Group Inc ‘A’ *	7,200	423,720
CheckFree Corp *	7,600	348,840
Chicago Mercantile Exchange Holdings Inc	1,900	698,231
White Mountains Insurance Group Ltd (Bermuda)	485	270,897

		3,860,806

Health Care - 7.46%

Dade Behring Holdings Inc	20,850	852,556
DaVita Inc *	6,700	339,288
Gen-Probe Inc *	7,250	353,728

Stericycle Inc *	13,473	793,290
Techne Corp *	6,025	338,304

		2,677,166

Integrated Oils - 5.64%

Ultra Petroleum Corp * (Canada)	36,280	2,024,424

Materials & Processing - 1.93%

Rinker Group Ltd ADR (Australia)	5,692	341,406
The St. Joe Co	5,208	350,082

		691,488

Producer Durables - 6.57%

Crown Castle International Corp *	32,662	878,934
Desarrolladora Homex SA de CV ADR * (Mexico)	15,020	460,814
NVR Inc *	730	512,460
Pentair Inc	14,600	503,992

		2,356,200

Technology - 6.37%

Freescale Semiconductor Inc ‘A’ *	12,400	312,356
Marvell Technology Group Ltd * (Bermuda)	7,575	424,882
Red Hat Inc *	22,600	615,624
salesforce.com inc *	18,200	583,310
Tessera Technologies Inc *	13,500	348,975

		2,285,147

Utilities - 4.59%

NII Holdings Inc *	29,140	1,272,835
Questar Corp	4,925	372,823

		1,645,658

Total Common Stocks
(Cost $26,800,794)		35,063,517

Principal
Amount

SHORT-TERM INVESTMENTS - 2.46%

U.S. Government Agency Issue - 2.23%

Federal Home Loan Bank
3.400% due 01/03/06	$800,000	799,849

See explanation of symbols and terms, if any, on page 39

PACIFIC FUNDS
PF VAN KAMPEN MID-CAP GROWTH FUND
Schedule of Investments (Continued)
December 31, 2005 (Unaudited)

	Shares	Value

Money Market Fund - 0.23%

BlackRock Liquidity Funds Institutional TempCash	81,449	$81,449

Total Short-Term Investments
(Cost $881,298)		881,298

TOTAL INVESTMENTS - 100.18%
(Cost $27,682,092)		35,944,815

OTHER ASSETS & LIABILITIES, NET - (0.18%)		(64,372)

NET ASSETS - 100.00%		$35,880,443

Note to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See explanation of symbols and terms, if any, on page 39

PACIFIC FUNDS
PF VAN KAMPEN REAL ESTATE FUND
Schedule of Investments
December 31, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS - 96.97%

Consumer Discretionary - 10.29%

Four Seasons Hotels Inc (Canada)	2,040	$101,490
Hilton Hotels Corp	42,760	1,030,944
Starwood Hotels & Resorts Worldwide Inc	16,555	1,057,202

		2,189,636

Financial Services - 85.50%

Acadia Realty Trust	8,420	168,821
AMB Property Corp	10,545	518,498
American Campus Communities Inc	2,500	62,000
Apartment Investment & Management Co ‘A’	1,725	65,326
Archstone-Smith Trust	20,325	851,414
Arden Realty Inc	12,170	545,581
AvalonBay Communities Inc	10,195	909,904
Boston Properties Inc	13,555	1,004,832
Brandywine Realty Trust	9,290	259,284
BRE Properties Inc ‘A’	6,640	301,987
Brookfield Properties Corp (Canada)	27,107	797,488
CarrAmerica Realty Corp	1,110	38,439
Cedar Shopping Centers Inc	1,900	26,733
CentraCore Properties Trust	655	17,600
Cogdell Spencer Inc	2,760	46,616
Developers Diversified Realty Corp	1,085	51,017
Equity Lifestyle Properties Inc	5,885	261,882
Equity Office Properties Trust	18,370	557,162
Equity Residential	16,571	648,258
Essex Property Trust Inc	6,113	563,619
Federal Realty Investment Trust	9,640	584,666
General Growth Properties Inc	4,495	211,220
Health Care Property Investors Inc	5,620	143,647
Heritage Property Investment Trust	1,250	41,750
Hersha Hospitality Trust	1,060	9,551
Highwoods Properties Inc	1,195	33,998
Host Marriott Corp	50,565	958,207
Legacy Hotels REIT (Canada)	15,600	106,860
Liberty Property Trust	2,450	104,982
Mack-Cali Realty Corp	11,371	491,227
MeriStar Hospitality Corp *	14,370	135,078
Omega Healthcare Investors Inc	6,855	86,304
Pan Pacific Retail Properties Inc	355	23,746
Parkway Properties Inc	1,830	73,456
Post Properties Inc	8,175	326,591
Prentiss Properties Trust	4,070	165,568
ProLogis	10,882	508,407
PS Business Parks Inc CA	4,115	202,458
Public Storage Inc	8,950	606,094
Ramco-Gershenson Properties Trust	800	21,320
Reckson Associates Realty Corp	8,650	311,227
Regency Centers Corp	12,205	719,485
Republic Property Trust *	5,300	63,600
Senior Housing Properties Trust	13,740	232,343
Shurgard Storage Centers Inc ‘A’	7,546	427,934
Simon Property Group Inc	24,125	1,848,699
SL Green Realty Corp	5,800	443,062
Spirit Finance Corp	4,525	51,359
Taubman Centers Inc	6,790	235,953
The Macerich Co	8,455	567,669
The Mills Corp	1,810	75,911
Trizec Properties Inc	7,945	182,099
United Dominion Realty Trust Inc	1,510	35,394
Universal Health Realty Income Trust	950	29,773
Vornado Realty Trust	5,000	417,350
Windrose Medical Properties Trust	1,330	19,764

		18,193,213

Health Care - 0.09%

Brookdale Senior Living Inc	400	11,924
Sunrise Senior Living REIT (Canada)	600	6,912

		18,836

Materials & Processing - 1.09%

Forest City Enterprises Inc ‘A’	6,120	232,131

Total Common Stocks (Cost $17,851,233)		20,633,816

SHORT-TERM INVESTMENT - 3.04%

Money Market Fund - 3.04%

BlackRock Liquidity Funds Institutional TempFund	647,250	647,250

Total Short-Term Investment (Cost $647,250)		647,250

TOTAL INVESTMENTS - 100.01% (Cost $18,498,483)		21,281,066

OTHER ASSETS & LIABILITIES, NET - (0.01%)		(2,116)

NET ASSETS - 100.00%		$21,278,950

See explanation of symbols and terms, if any, on page 39

PACIFIC FUNDS
Explanation of Symbols and Terms
Schedule of Investments
December 31, 2005 (Unaudited)

          Explanation of Symbols for Schedules of Investments

*	Non-income producing securities.

+	Securities were fair valued under procedures established by the Funds’ Board of Trustees.

~

Securities are not registered under the Securities Act of 1933 (1933 Act). These securities may be sold to “qualified institutional buyers” in transactions exempt from registration pursuant to Rule 144A of the 1933 Act.

#	Securities purchased on a when-issued or delayed-delivery basis.

‡	Securities were fully/partially segregated with the custodian to cover margin requirements for open futures contracts as of December 31, 2005.

”	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

^	Securities with their principal amount adjusted for inflation.

§	Variable rate securities. The rate listed is as of December 31, 2005.

±	Securities are grouped by coupon rate and represent a range of maturities.

          Explanation of Terms for Schedules of Investments

Currency Abbreviations:

CHF	Swiss Franc

EUR	Eurodollar

JPY	Japanese Yen

KRW	Korean Won

Other Abbreviations:

ADR	American Depositary Receipt

CBOT	Chicago Board of Trade

CME	Chicago Mercantile Exchange

CPI	Consumer Price Index

FDR	Fiduciary Depositary Receipt

GDR	Global Depositary Receipt

HSI	Hong Kong Stock Exchange

LIBOR	London Interbank Offered Rate

‘NY’	New York Shares

NYSE	New York Stock Exchange

OTC	Over the Counter

PACIFIC FUNDS
FEDERAL INCOME TAX INFORMATION
December 31, 2005 (Unaudited)

     The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investment securities for Federal income tax purposes as of December 31, 2005, are presented in the table below:

Funds	Total Cost on Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

PF Portfolio Optimization Model A	$21,726,009	$282,979	$(131,508)	$151,471
PF Portfolio Optimization Model B	56,403,227	1,887,716	(334,204)	1,553,512
PF Portfolio Optimization Model C	179,494,810	10,557,723	(958,222)	9,599,501
PF Portfolio Optimization Model D	170,529,862	12,421,351	(557,058)	11,864,293
PF Portfolio Optimization Model E	62,663,136	5,517,695	(72,007)	5,445,688
PF AIM Blue Chip	17,484,871	1,307,504	(182,491)	1,125,013
PF Goldman Sachs Short Duration Bond	39,308,771	15,091	(209,458)	(194,367)
PF Janus Growth LT	39,006,897	5,569,377	(267,151)	5,302,226
PF Lazard Mid-Cap Value	20,000,033	1,635,515	(347,466)	1,288,049
PF Lazard International Value	41,875,808	10,198,130	(33,315)	10,164,815
PF MFS International Large-Cap	39,381,576	7,773,689	(133,173)	7,640,516
PF NB Fasciano Small Equity	19,105,948	785,435	(452,240)	333,195
PF Oppenheimer Main Street Core	51,936,612	1,351,352	(642,242)	709,110
PF Oppenheimer Emerging Markets	27,879,490	2,805,484	(356,063)	2,449,421
PF PIMCO Managed Bond	83,821,682	456,425	(523,771)	(67,346)
PF PIMCO Inflation Managed	73,645,518	111,699	(605,945)	(494,246)
PF Pacific Life Money Market	17,789,635	—	—	—
PF Salomon Brothers Large-Cap Value	27,302,241	4,857,525	(96,398)	4,761,127
PF Van Kampen Comstock	60,562,153	2,802,511	(809,817)	1,992,694
PF Van Kampen Mid-Cap Growth	27,849,592	8,469,978	(374,755)	8,095,223
PF Van Kampen Real Estate	18,502,019	2,831,829	(52,782)	2,779,047

Item 2.	Controls and Procedures.

(a) The Chief Executive Officer, President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Funds

By:	/s/ James T. Morris ————————————
James T. Morris
President

Date:	February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas C. Sutton ————————————
Thomas C. Sutton
Chief Executive Officer

Date:	February 28, 2006

By:	/s/ James T. Morris ————————————
James T. Morris
President

Date:	February 28, 2006

By:	/s/ Brian D. Klemens ————————————
Brian D. Klemens
Treasurer (Principal Financial and

Accounting Officer)

Date:	February 28, 2006